Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	PGR
Entity Registrant Name	PROGRESSIVE CORP/OH/
Entity Central Index Key	0000080661
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		603,919,706
Entity Public Float			$ 11,552,341,405

Consolidated Statements of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Net premiums earned	$ 16,018	$ 14,902.8	$ 14,314.8
Investment income	443	480	520.1
Other-than-temporary impairment (OTTI) losses:
Total OTTI losses	(7.3)	(6)	(19.1)
Non-credit losses, net of credit losses recognized on previously recorded non-credit OTTI losses	(0.7)	0.5	5.2
Net impairment losses recognized in earnings	(8)	(5.5)	(13.9)
Net realized gains (losses) on securities	314.8	108.1	110
Total net realized gains (losses) on securities	306.8	102.6	96.1
Fees and other revenues	281.8	266.5	252.2
Service revenues	36.1	22.8	25.9
Gains (losses) on extinguishment of debt	(1.8)	(0.1)	6.4
Total revenues	17,083.9	15,774.6	15,215.5
Expenses
Losses and loss adjustment expenses	11,948	10,634.8	10,131.3
Policy acquisition costs	1,436.6	1,399.2	1,359.9
Other underwriting expenses	2,206.3	2,088	1,992.3
Investment expenses	15.4	13.5	11.9
Service expenses	36.1	19.4	21.4
Interest expense	123.8	132.7	133.5
Total expenses	15,766.2	14,287.6	13,650.3
Net Income
Income before income taxes	1,317.7	1,487	1,565.2
Provision for income taxes	415.4	471.5	496.9
Net income	902.3	1,015.5	1,068.3
Net unrealized gains (losses) on securities:
Net non-credit related OTTI losses, adjusted for valuation changes	5.1	(3.6)	13.9
Other net unrealized gains (losses) on securities	174.8	(80.9)	323.2
Total net unrealized gains (losses) on securities	179.9	(84.5)	337.1
Net unrealized gains on forecasted transactions	(1.8)	(6.8)	(6.9)
Foreign currency translation adjustment	0.4	0.1	0.3
Other comprehensive income (loss)	178.5	(91.2)	330.5
Comprehensive income	$ 1,080.8	$ 924.3	$ 1,398.8
Computation of Net Income Per Share
Average shares outstanding - Basic	603.3	632.3	657.9
Net effect of dilutive stock-based compensation	4.5	4.6	5.4
Total equivalent shares - Diluted	607.8	636.9	663.3
Basic: Net income per share	$ 1.5	$ 1.61	$ 1.62
Diluted: Net income per share	$ 1.48	$ 1.59	$ 1.61

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investments - Available-for-sale, at fair value:
Fixed maturities (amortized cost: $11,373.9 and $11,455.7)	$ 11,774.1		$ 11,759.3
Equity securities:
Nonredeemable preferred stocks (cost: $404.0 and $473.7)	812.4		806.3
Common equities (cost: $1,370.3 and $1,431.0)	1,899		1,845.6
Short-term investments (amortized cost: $1,990.0 and $1,551.8)	1,990		1,551.8
Total investments at fair value	16,475.5	[1],[2]	15,963	[1],[2]
Cash	179.1		155.7
Accrued investment income	90		105.7
Premiums receivable, net of allowance for doubtful accounts of $138.6 and $124.2	3,183.7		2,929.8
Reinsurance recoverables, including $38.9 and $32.3 on paid losses and loss adjustment expenses	901		818
Prepaid reinsurance premiums	66.3		69.8
Deferred acquisition costs	434.5		433.6
Net deferred income taxes	109.4		196
Property and equipment, net of accumulated depreciation of $625.0 and $573.8	933.7		911.3
Other assets	321.5		261.9
Total assets	22,694.7		21,844.8
Liabilities and Shareholders' Equity
Unearned premiums	4,930.7		4,579.4
Loss and loss adjustment expense reserves	7,838.4		7,245.8
Accounts payable, accrued expenses, and other liabilities	1,855.5	[3]	1,770.8	[3]
Debt	2,063.1	[4]	2,442.1	[4]
Total liabilities	16,687.7		16,038.1
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 193.1 and 184.7)	604.6		613
Paid-in capital	1,077		1,006.2
Retained earnings	3,454.4		3,495
Accumulated other comprehensive income, net of tax:
Net non-credit related OTTI losses, adjusted for valuation changes	(0.3)		(5.4)
Other net unrealized gains (losses) on securities	863		688.2
Total net unrealized gains (losses) on securities	862.7		682.8
Net unrealized gains on forecasted transactions	6.1		7.9
Foreign currency translation adjustment	2.2		1.8
Total accumulated other comprehensive income	871		692.5
Total shareholders' equity	6,007		5,806.7
Total liabilities and shareholders' equity	$ 22,694.7		$ 21,844.8

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.
[3]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.
[4]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed maturities, amortized cost	$ 11,373.9	$ 11,455.7
Nonredeemable preferred stocks, cost	404	473.7
Common equities, cost	1,370.3	1,431
Short-term investments, amortized cost	1,990	1,551.8
Premiums receivable, allowance for doubtful accounts	138.6	124.2
Reinsurance recoverables, paid losses and loss adjustment expenses	38.9	32.3
Property and equipment, accumulated depreciation	$ 625	$ 573.8
Common Shares, par value	$ 1	$ 1
Common Shares, authorized	900	900
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	193.1	184.7

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions	Total	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income, Net of Tax
Balance, Beginning of year at Dec. 31, 2009		$ 672.6	$ 939.7	$ 3,683.1	$ 453.2
Stock options exercised		3.4	23.8
Net income	1,068.3			1,068.3
Other comprehensive income (loss)	330.5				330.5
Tax benefit from exercise/vesting of equity-based compensation			14
Treasury shares purchased		(13.3)	(19.3)	(226)
Net restricted equity awards (issued) forfeited		(0.3)	0.3
Cash dividends declared on common shares ($1.2845, $.4072, and $1.3987 per share)				(924.8)
Amortization of equity-based compensation			44.8
Reinvested dividends on restricted stock units			3.8	(3.8)
Other			0	(1.1)
Balance, End of year at Dec. 31, 2010	6,048.9	662.4	1,007.1	3,595.7	783.7
Stock options exercised		2	20.4
Net income	1,015.5			1,015.5
Other comprehensive income (loss)	(91.2)				(91.2)
Tax benefit from exercise/vesting of equity-based compensation			6.4
Treasury shares purchased		(51.3)	(80.7)	(865.8)
Net restricted equity awards (issued) forfeited		(0.1)	0.1
Cash dividends declared on common shares ($1.2845, $.4072, and $1.3987 per share)				(248.1)
Amortization of equity-based compensation			50.3
Reinvested dividends on restricted stock units			2.6	(2.6)
Other			0	0.3
Balance, End of year at Dec. 31, 2011	5,806.7	613	1,006.2	3,495	692.5
Stock options exercised		0.1	0.4
Net income	902.3			902.3
Other comprehensive income (loss)	178.5				178.5
Tax benefit from exercise/vesting of equity-based compensation			5.8
Treasury shares purchased		(8.6)	(14.5)	(151.1)
Net restricted equity awards (issued) forfeited		0.1	(0.1)
Cash dividends declared on common shares ($1.2845, $.4072, and $1.3987 per share)				(772.5)
Amortization of equity-based compensation			62.4
Reinvested dividends on restricted stock units			11.2	(11.2)
Other			5.6	(8.1)
Balance, End of year at Dec. 31, 2012	$ 6,007	$ 604.6	$ 1,077	$ 3,454.4	$ 871

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retained Earnings
Cash dividends declared on common shares, per share	$ 1.2845	$ 0.4072	$ 1.3987
Serial Preferred Stock
Preference Shares authorized	20
Preference Shares issued	0
Preferred Shares outstanding	0
Voting Preferred Stock
Preference Shares authorized	5
Preference Shares issued	0

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net income	$ 902.3	$ 1,015.5	$ 1,068.3
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	94.4	88.5	83.1
Amortization of fixed-income securities	186.7	233	229.2
Amortization of equity-based compensation	63.4	50.5	45.9
Net realized (gains) losses on securities	(306.8)	(102.6)	(96.1)
Net (gains) losses on disposition of property and equipment	7.1	8.7	2.3
(Gains) losses on extinguishment of debt	1.8	0.1	(6.4)
Changes in:
Premiums receivable	(253.8)	(191.4)	(283.6)
Reinsurance recoverables	(83)	(76.5)	(176.7)
Prepaid reinsurance premiums	3.5	18.3	(18.8)
Deferred acquisition costs	(0.9)	(16.4)	(15)
Income taxes	19.8	28.4	48.1
Unearned premiums	351.1	225.6	180.8
Loss and loss adjustment expense reserves	592.6	174.8	418
Accounts payable, accrued expenses, and other liabilities	123.6	35.5	210.2
Other, net	(10.4)	5.9	(10)
Net cash provided by operating activities	1,691.4	1,497.9	1,679.3
Purchases:
Fixed maturities	(5,199.2)	(6,032.4)	(4,491.7)
Equity securities	(463.1)	(582)	(511.4)
Sales:
Fixed maturities	3,705.6	4,442.6	3,055.8
Equity securities	793	423.5	241.9
Maturities, paydowns, calls, and other:
Fixed maturities	1,488.9	1,540.9	1,341.1
Equity securities	16	0	0
Net purchases of short-term investments - other	(438.2)	(461)	(11.5)
Net unsettled security transactions	(44)	(0.6)	(54)
Purchases of property and equipment	(127.7)	(78.9)	(64.7)
Sales of property and equipment	3.8	3	8
Net cash provided by (used in) investing activities	(264.9)	(744.9)	(486.5)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	0.5	22.4	27.2
Tax benefit from exercise/vesting of equity-based compensation	5.8	6.4	14
Net proceeds from debt issuance	0	491.9	0
Payment of debt	(350)	0	0
Reacquisition of debt	(32.5)	(15)	(214.3)
Dividends paid to shareholders	(853.7)	(263.6)	(763.7)
Acquisition of treasury shares	(174.2)	(997.8)	(258.6)
Net cash used in financing activities	(1,404.1)	(755.7)	(1,195.4)
Effect of exchange rate changes on cash	1	(0.5)	0.8
Increase (decrease) in cash	23.4	(3.2)	(1.8)
Cash, beginning of year	155.7	158.9	160.7
Cash, End of year	$ 179.1	$ 155.7	$ 158.9

SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties	12 Months Ended
Dec. 31, 2012
SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties

SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	December 31, 2012
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Available-for-sale
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$2,806.4	$2,896.5	$2,896.5
States, municipalities, and political subdivisions	1,914.4	1,964.4	1,964.4
Public utilities	48.0	48.4	48.4
Corporate and other debt securities	2,934.9	3,064.6	3,064.6
Asset-backed securities	3,313.3	3,425.5	3,425.5
Redeemable preferred stocks	356.9	374.7	374.7

Total fixed maturities	11,373.9	11,774.1	11,774.1

Equity securities:
Common stocks:
Public utilities	102.0	134.1	134.1
Banks, trusts, and insurance companies	199.2	260.1	260.1
Industrial, miscellaneous, and all other	1,069.1	1,504.8	1,504.8
Nonredeemable preferred stocks	404.0	812.4	812.4

Total equity securities	1,774.3	2,711.4	2,711.4

Short-term investments[1]	1,990.0	1,990.0	1,990.0

Total investments	$15,138.2	$16,475.5	$16,475.5

SCHEDULE II - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2012
SCHEDULE II - Condensed Financial Information Of Registrant

SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2012	2011	2010
Revenues
Dividends from subsidiaries	$782.3	$875.3	$1,216.2
Undistributed income (loss) from subsidiaries	193.1	225.7	(73.5)

Equity in net income of subsidiaries*	975.4	1,101.0	1,142.7
Intercompany investment income*	6.1	5.6	6.6
Gains (losses) on extinguishment of debt	(1.8)	(.1)	6.4

Total revenues	979.7	1,106.5	1,155.7

Expenses
Interest expense	126.3	138.0	139.5
Deferred compensation[1]	5.5	.4	4.3
Other operating costs and expenses	3.7	4.7	3.9

Total expenses	135.5	143.1	147.7

Income before income taxes	844.2	963.4	1,008.0
Provision (benefit) for income taxes	(58.1)	(52.1)	(60.3)

Net income	$902.3	$1,015.5	$1,068.3

Other comprehensive income (loss)	178.5	(91.2)	330.5

Comprehensive income	$1,080.8	$924.3	$1,398.8

*	Eliminated in consolidation.
[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.

See notes to condensed financial statements.

CONDENSED BALANCE SHEETS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	December 31,
	2012	2011
Assets
Investment in affiliate	$1.0	$1.0
Investment in subsidiaries*	6,648.6	6,179.5
Receivable from investment subsidiary*	1,322.9	2,096.6
Intercompany receivable*	296.2	237.6
Net deferred income taxes	48.3	40.1
Other assets	82.0	81.0

Total Assets	$8,399.0	$8,635.8

Liabilities and Shareholders’ Equity
Accounts payable, accrued expenses, and other liabilities	$156.9	$137.4
Dividend payable	172.0	249.6
Debt	2,063.1	2,442.1

Total liabilities	2,392.0	2,829.1

Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 193.1 and 184.7)	604.6	613.0
Paid-in capital	1,077.0	1,006.2
Retained earnings	3,454.4	3,495.0
Total accumulated other comprehensive income	871.0	692.5

Total shareholders’ equity	6,007.0	5,806.7

Total Liabilities and Shareholders’ Equity	$8,399.0	$8,635.8

*	Eliminated in consolidation.

See notes to condensed financial statements.

CONDENSED STATEMENTS OF CASH FLOWS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2012	2011	2010
Cash Flows From Operating Activities:
Net income	$902.3	$1,015.5	$1,068.3
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(193.1)	(225.7)	73.5
Amortization of equity-based compensation	2.0	2.1	2.4
(Gains) losses on extinguishment of debt	1.8	.1	(6.4)
Changes in:
Intercompany receivable	(58.6)	(58.5)	(54.1)
Accounts payable, accrued expenses, and other liabilities	.3	4.5	7.3
Income taxes	21.7	(3.4)	(12.2)
Other, net	(9.9)	4.2	(1.9)

Net cash provided by operating activities	666.5	738.8	1,076.9

Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(36.1)	(11.8)	(3.5)
Received from investment subsidiary	773.7	23.6	122.0

Net cash provided by investing activities	737.6	11.8	118.5

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	.5	22.4	27.2
Tax benefit from exercise/vesting of equity-based compensation	5.8	6.4	14.0
Net proceeds from debt issuance	0	497.0	0
Payment of debt	(350.0)	0	0
Reacquisition of debt	(32.5)	(15.0)	(214.3)
Dividends paid to shareholders	(853.7)	(263.6)	(763.7)
Acquisition of treasury shares	(174.2)	(997.8)	(258.6)

Net cash used in financing activities	(1,404.1)	(750.6)	(1,195.4)

Change in cash	0	0	0
Cash, beginning of year	0	0	0

Cash, end of year	$0	$0	$0

See notes to condensed financial statements.

NOTES TO CONDENSED FINANCIAL STATEMENTS

The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto of The Progressive Corporation and subsidiaries’ Annual Report to Shareholders, which is included as Exhibit 13 to this Form 10-K.

Note 1. Statements of Cash Flows — For the purpose of the Statements of Cash Flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance, investment subsidiary to meet its holding company obligations; at year-end 2012 and 2011, $1.4 billion and $2.0 billion, respectively, of marketable securities were available in this company. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2012	2011	2010
Income taxes, net of refunds	$389.1	$435.0	$434.0
Interest	135.0	129.5	138.4

Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with all subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. The consolidated group’s net income taxes currently payable/recoverable are included in other liabilities/assets, respectively, in the accompanying Condensed Balance Sheets based on the balance at the end of the year. The Progressive Corporation and its subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the subsidiaries under the written agreement are included in “Intercompany Receivable” in the accompanying Condensed Balance Sheets.

Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report, which is included as Exhibit 13 to this Form 10-K.

Note 4. Employee Benefit Plans — The information relating to incentive compensation plans and deferred compensation is incorporated by reference from Note 9 – Employee Benefit Plans in our Annual Report, which is included as Exhibit 13 to this Form 10-K.

Note 5. Other Comprehensive Income — On the condensed Statements of Comprehensive Income, other comprehensive income (loss) represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on securities, net unrealized gains on forecasted transactions, and foreign currency translation adjustments.

SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2012
SCHEDULE III - Supplementary Insurance Information

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

		Future
		policy
		benefits,		Other
		losses,		policy			Benefits,	Amortization
	Deferred	claims,		claims			claims,	of deferred
	policy	and		and		Net	losses, and	policy	Other	Net
	acquisition	loss	Unearned	benefits	Premium	investment	settlement	acquisition	operating	premiums
Segment	costs[1]	expenses[1]	premiums[1]	payable[1]	revenue	income[1,2]	expenses	costs	expenses	written
Year ended December 31, 2012:
Personal Lines					$14,368.1		$10,745.3	$1,250.4	$2,010.5	$14,636.8
Commercial Auto					1,649.0		1,196.6	186.2	195.2	1,735.9
Other indemnity					.9		6.1	0	.6	0

Total	$434.5	$7,838.4	$4,930.7	$0	$16,018.0	$427.6	$11,948.0	$1,436.6	$2,206.3	$16,372.7

Year ended December 31, 2011:
Personal Lines					$13,431.1		$9,615.2	$1,231.9	$1,915.6	$13,612.2
Commercial Auto					1,467.1		1,010.7	166.6	171.9	1,534.3
Other indemnity					4.6		8.9	.7	.5	.1

Total	$433.6	$7,245.8	$4,579.4	$0	$14,902.8	$466.5	$10,634.8	$1,399.2	$2,088.0	$15,146.6

Year ended December 31, 2010:
Personal Lines					$12,826.9		$9,159.6	$1,188.1	$1,814.7	$13,024.4
Commercial Auto					1,474.2		958.6	167.9	177.9	1,449.5
Other indemnity					13.7		13.1	3.9	(.3)	2.9

Total	$417.2	$7,071.0	$4,353.8	$0	$14,314.8	$508.2	$10,131.3	$1,359.9	$1,992.3	$14,476.8

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.

SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2012
SCHEDULE IV - Reinsurance

SCHEDULE IV — REINSURANCE

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other		Assumed
Year Ended:	Amount	Companies	Companies	Net Amount	to Net
December 31, 2012
Premiums earned:
Property and liability insurance	$16,207.6	$189.6	$0	$16,018.0	0

December 31, 2011
Premiums earned:
Property and liability insurance	$15,107.5	$204.7	$0	$14,902.8	0

December 31, 2010
Premiums earned:
Property and liability insurance	$14,519.2	$204.4	$0	$14,314.8	0

SCHEDULE VI-Supplemental Information Concerning Property - Casualty Insurance Operations	12 Months Ended
Dec. 31, 2012
SCHEDULE VI-Supplemental Information Concerning Property - Casualty Insurance Operations

SCHEDULE VI — SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	Losses and Loss Adjustment
	Expenses Incurred Related to		Paid Losses and Loss Adjustment Expenses
Year Ended	Current Year	Prior Years
December 31, 2012	$11,926.0	$22.0	$11,431.8

December 31, 2011	$10,876.8	$(242.0)	$10,541.6

December 31, 2010	$10,451.7	$(320.4)	$9,888.0

Pursuant to Rule 12-18 of Regulation S-X. See Schedule III for the additional information required in Schedule VI.

Reporting And Accounting Policies	12 Months Ended
Dec. 31, 2012
Reporting And Accounting Policies

1.  REPORTING AND ACCOUNTING POLICIES

Nature of Operations  The Progressive Corporation, an insurance holding company formed in 1965, had 54 subsidiaries, 1 mutual insurance company affiliate, and 1 limited partnership investment affiliate (collectively the “subsidiaries”) as of December 31, 2012. Our insurance subsidiaries and mutual company affiliate (the Progressive Group of Insurance Companies) provide personal and commercial automobile insurance and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles through both an independent insurance agency channel and a direct channel. Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses through both the independent agency and direct channels. We operate our businesses throughout the United States; we also sell personal auto physical damage insurance via the Internet in Australia.

Basis of Consolidation and Reporting  The accompanying consolidated financial statements include the accounts of The Progressive Corporation, its subsidiaries, which are wholly owned, and affiliates, in which we have a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation.

Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.

Investments  Progressive’s fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.

Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.

Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of future expected repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are based on market expectations and are updated quarterly.

Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments and are reported at fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.

Short-term investments may include Eurodollar deposits, commercial paper, repurchase transactions, and other securities expected to mature within one year. In addition, short-term investments can include auction rate securities (i.e., certain municipal bonds and preferred stocks). Due to the nature of auction rate securities, these securities are classified as short-term based upon their expected auction date (generally 7-49 days) rather than on their contractual maturity date (which is greater than one year at original issuance). In the event that an auction fails, the security may need to be reclassified from short-term. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income.

Trading securities are securities bought principally for the purpose of sale in the near term. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.

Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge)
•	Foreign currency of an investment in a foreign operation (foreign currency hedge), or
•	Variable cash flows of a forecasted transaction (cash flow hedge).

To the extent we have derivatives held for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.

Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge is in effect.
•

Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•

Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective or discontinued, the following accounting treatment would be applied:

•

Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

•

Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.

For all derivative positions, net cash requirements are limited to changes in fair values, which may vary based upon changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.

Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to: (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities that are in a loss position to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment as a component of net realized gains (losses) in the comprehensive income statement, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the comprehensive income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (securities with embedded call options, where the call option is a feature of the overall change in the value of the instrument).

Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that is applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk. We perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.

Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. Prior to January 1, 2012, these acquisition costs were deferrable regardless of whether a successful acquisition occurred (see the New Accounting Standards section below). These acquisition costs are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term. We do not defer any advertising costs.

Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income currently. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance  Our reinsurance transactions primarily include premiums ceded to state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association and North Carolina Reinsurance Facility) and premiums written under state-mandated involuntary plans for commercial vehicles (Commercial Auto Insurance Procedures/Plans – “CAIP”) (collectively, “State Plans”) (see Note 7 – Reinsurance for further discussion). Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written.

Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs on securities determined to be other-than-temporarily impaired, and derivative instruments), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and include capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for most computer equipment and the straight-line method for certain computer equipment and all other fixed assets. The useful lives range from 2 to 3 years for computer equipment and laptop computers; 7 to 40 years for buildings, improvements, and integrated components; and 3 to 10 years for all other property and equipment. Land and buildings comprised 75% of total property and equipment at both December 31, 2012 and 2011.

Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2012	$.3
2011	.4
2010	1.1

Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based.

Fees and Other Revenues  Fees and other revenues primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees. Other revenues may include revenue from the sale of tax credits, rental income, and other revenue transactions.

Revision  We revised the presentation of our Statements of Comprehensive Income for the years ended December 31, 2011 and 2010, to correctly classify $266.5 million and $252.2 million, respectively, of fees and other revenues as a component of total revenues and to conform to our current-year presentation. Previously, these items were presented net within our other underwriting expenses, which was not in compliance with GAAP, thereby understating both total revenues and total expenses. These revisions were not considered to be material, individually or in the aggregate, to previously issued financial statements. These revisions had no effect on the results of operations (net or comprehensive income), financial condition (shareholders’ equity), or cash flows in any period presented or in any previously issued financial statements.

Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans include acquisition expenses, which are deferred and amortized over the period in which the related revenues are earned. Other service business revenues and expenses are recorded in the period in which they are earned or incurred.

Equity-Based Compensation  We currently issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Prior to 2010, we issued restricted stock awards, instead of restricted stock unit awards, to employees. Collectively, we refer to these awards as “restricted equity awards.” We currently do not issue stock options as a form of equity compensation. Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective estimated vesting periods.

We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain restricted equity awards based on the “qualified retirement” provisions in our incentive compensation plans, under which (among other provisions) the vesting of 50% of outstanding time-based restricted equity awards will accelerate upon retirement if the participant is 55 years of age or older and satisfies certain years-of-service requirements.

The total compensation expense recognized for our equity-based compensation for the years ended December 31, was:

(millions)	2012	2011	2010
Pretax expense	$63.4	$50.5	$45.9
Tax benefit	22.2	17.7	16.1

Net Income Per Share  Basic net income per share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based and performance-based restricted equity awards that are subject to forfeiture. Diluted net income per share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	stock option exercises (all remaining stock options were exercised in 2012)
•	time-based restricted equity awards, and
•	certain performance-based restricted equity awards that satisfied contingency conditions during the period.

Supplemental Cash Flow Information  Cash includes only bank demand deposits. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2012	2011	2010
Income taxes, net of refunds	$389.1	$435.0	$434.0
Interest	135.0	129.5	138.4

New Accounting Standards  On January 1, 2012, we adopted, on a prospective basis, the accounting standard update related to the accounting for the deferral of costs associated with the successful acquisition or renewal of insurance contracts. As a result, $23 million of deferred acquisition costs that no longer met the criteria for deferral upon adoption were recognized as a reduction to income in 2012.

Investments	12 Months Ended
Dec. 31, 2012
Investments

2.  INVESTMENTS

The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,806.4	$90.1	$0	$0	$2,896.5	17.6%
State and local government obligations	1,914.4	50.6	(.6)	0	1,964.4	11.9
Corporate debt securities	2,982.9	124.7	(1.0)	6.4	3,113.0	18.9
Residential mortgage-backed securities	413.4	24.0	(9.2)	0	428.2	2.6
Commercial mortgage-backed securities	1,963.9	84.9	(.1)	0	2,048.7	12.4
Other asset-backed securities	936.0	12.9	(.1)	(.2)	948.6	5.8
Redeemable preferred stocks	356.9	30.5	(12.7)	0	374.7	2.3

Total fixed maturities	11,373.9	417.7	(23.7)	6.2	11,774.1	71.5
Equity securities:
Nonredeemable preferred stocks	404.0	404.6	0	3.8	812.4	4.9
Common equities	1,370.3	539.0	(10.3)	0	1,899.0	11.5
Short-term investments:
Other short-term investments	1,990.0	0	0	0	1,990.0	12.1

Total portfolio[2,3]	$15,138.2	$1,361.3	$(34.0)	$10.0	$16,475.5	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,842.7	$120.3	$0	$0	$2,963.0	18.6%
State and local government obligations	1,938.6	64.1	(.6)	0	2,002.1	12.5
Corporate debt securities	2,801.5	94.3	(6.5)	6.9	2,896.2	18.1
Residential mortgage-backed securities	452.9	9.3	(35.3)	0	426.9	2.7
Commercial mortgage-backed securities	1,829.8	52.3	(5.5)	0	1,876.6	11.8
Other asset-backed securities	1,210.9	11.3	(1.3)	(.3)	1,220.6	7.6
Redeemable preferred stocks	379.3	18.6	(24.0)	0	373.9	2.3

Total fixed maturities	11,455.7	370.2	(73.2)	6.6	11,759.3	73.6
Equity securities:
Nonredeemable preferred stocks	473.7	342.6	(3.7)	(6.3)	806.3	5.1
Common equities	1,431.0	440.0	(25.4)	0	1,845.6	11.6
Short-term investments:
Other short-term investments	1,551.8	0	0	0	1,551.8	9.7

Total portfolio[2,3]	$14,912.2	$1,152.8	$(102.3)	$.3	$15,963.0	100.0%

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.

[3]

The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Our other short-term investments include commercial paper, reverse repurchase transactions, and other investments that are expected to mature within one year. At December 31, 2012 and 2011, we had $21.9 million and $10.0 million, respectively, in treasury bills issued by the Australian government, included in other short-term investments.

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2012	2011
Fixed maturities:
Corporate debt securities	$176.1	$234.9
Other asset-backed securities	16.4	15.5

Total fixed maturities	192.5	250.4
Equity securities:
Nonredeemable preferred stocks	52.8	14.2

Total hybrid securities	$245.3	$264.6

Certain corporate debt securities are accounted for as hybrid securities since they were acquired at a substantial premium and contain a change-in-control put option (derivative) that permits the investor, at its sole option if and when a change in control is triggered, to put the security back to the issuer at a 1% premium to par. Due to this change-in-control put option and the substantial market premium paid to acquire these securities, there is the potential that the election to put, upon the change in control, could result in an acceleration of the remaining premium paid on these securities, which would result in a loss of $12.0 million as of December 31, 2012, if all of the bonds experienced a simultaneous change in control and we elected to exercise all of our put options. The put feature limits the potential loss in value that could be experienced in the event a corporate action occurs that results in a change in control that materially diminishes the credit quality of the issuer. We are under no obligation to exercise the put option we hold if a change in control occurs.

The other asset-backed security in the table above represents one hybrid security that was acquired at a deep discount to par due to a failing auction, and contains a put option that allows the investor to put that security back to the auction at par if the auction is restored. This embedded derivative has the potential to more than double our initial investment yield.

The hybrid securities in our nonredeemable preferred stock portfolio are perpetual preferred stocks that have call features with fixed-rate coupons, whereby the change in value of the call features is a component of the overall change in value of the preferred stocks.

Our securities are reported at fair value, with the changes in fair value of these securities (other than hybrid securities and derivative instruments) reported as a component of accumulated other comprehensive income, net of deferred income taxes. The changes in fair value of the hybrid securities and derivative instruments are recorded as a component of net realized gains (losses) on securities.

At December 31, 2012, bonds and certificates of deposit in the principal amount of $139.4 million were on deposit to meet state insurance regulatory and/or rating agency requirements. We did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2012 or 2011. At December 31, 2012, we did not have any debt securities that were non-income producing during the preceding 12 months.

Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2012, was:

(millions)	Cost	Fair Value
Less than one year	$1,432.3	$1,462.2
One to five years	8,368.7	8,675.0
Five to ten years	1,426.3	1,484.7
Ten years or greater	146.6	152.2

Total	$11,373.9	$11,774.1

Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities which do not have a single maturity date are reported based upon expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses  As of December 31, 2012, we had $23.7 million of gross unrealized losses in our fixed-income securities and $10.3 million in our common equities. We currently do not intend to sell the fixed-income securities and determined that it is more likely than not that we will not be required to sell these securities for the period of time necessary to recover their cost bases. A review of our fixed-income securities indicated that the issuers were current with respect to their interest obligations and that there was no evidence of any deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity. In addition, 89% of our common stock portfolio was indexed to the Russell 1000; as such, this portfolio may contain securities in a loss position for an extended period of time, subject to possible write-downs, as described below. We may retain these securities as long as the portfolio and index correlation remain similar. To the extent there is issuer-specific deterioration, we may write-down the securities of that issuer. The remaining 11% of our common stocks are part of a managed equity strategy selected and administered by external investment advisors. If our strategy were to change and these securities were determined to be other-than-temporarily impaired, we would recognize a write-down in accordance with our stated policy.

The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total Fair	Gross Unrealized	Less than 12 Months		12 Months or Greater
			Fair	Unrealized	Fair	Unrealized
(millions)	Value	Losses	Value	Losses	Value	Losses
December 31, 2012
Fixed maturities:
State and local government obligations	$162.8	$(.6)	$123.1	$(.5)	$39.7	$(.1)
Corporate debt securities	128.2	(1.0)	128.2	(1.0)	0	0
Residential mortgage-backed securities	149.2	(9.2)	40.2	(.6)	109.0	(8.6)
Commercial mortgage-backed securities	7.1	(.1)	2.1	0	5.0	(.1)
Other asset-backed securities	25.0	(.1)	20.8	0	4.2	(.1)
Redeemable preferred stocks	155.7	(12.7)	24.9	0	130.8	(12.7)

Total fixed maturities	628.0	(23.7)	339.3	(2.1)	288.7	(21.6)
Equity securities:
Nonredeemable preferred stocks	0	0	0	0	0	0
Common equities	118.2	(10.3)	100.7	(8.2)	17.5	(2.1)

Total equity securities	118.2	(10.3)	100.7	(8.2)	17.5	(2.1)

Total portfolio	$746.2	$(34.0)	$440.0	$(10.3)	$306.2	$(23.7)

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Fixed maturities:
State and local government obligations	$93.6	$(.6)	$79.5	$(.5)	$14.1	$(.1)
Corporate debt securities	262.7	(6.5)	137.3	(4.6)	125.4	(1.9)
Residential mortgage-backed securities	308.7	(35.3)	34.4	(2.0)	274.3	(33.3)
Commercial mortgage-backed securities	203.7	(5.5)	161.4	(3.5)	42.3	(2.0)
Other asset-backed securities	284.2	(1.3)	259.7	(1.0)	24.5	(.3)
Redeemable preferred stocks	191.4	(24.0)	43.5	(1.5)	147.9	(22.5)

Total fixed maturities	1,344.3	(73.2)	715.8	(13.1)	628.5	(60.1)
Equity securities:
Nonredeemable preferred stocks	19.5	(3.7)	19.5	(3.7)	0	0
Common equities	214.6	(25.4)	196.7	(23.1)	17.9	(2.3)

Total equity securities	234.1	(29.1)	216.2	(26.8)	17.9	(2.3)

Total portfolio	$1,578.4	$(102.3)	$932.0	$(39.9)	$646.4	$(62.4)

Other-than-Temporary Impairment (OTTI)  The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2012	2011
Fixed maturities:
Residential mortgage-backed securities	$(44.2)	$(44.8)
Commercial mortgage-backed securities	(.9)	(1.0)

Total fixed maturities	$(45.1)	$(45.8)

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2012 and 2011, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2012	$34.5	$1.3	$0	$35.8
Credit losses for which an OTTI was previously recognized	.1	0	0	.1
Credit losses for which an OTTI was not previously recognized	.3	0	0	.3
Reductions for securities sold/matured	0	(.2)	0	(.2)
Change in recoveries of future cash flows expected to be collected[1,2]	(3.8)	(.2)	0	(4.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(4.0)	(.3)	0	(4.3)

Ending balance at December 31, 2012	$27.1	$.6	$0	$27.7

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2011	$32.3	$1.0	$6.5	$39.8
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	1.1	.4	0	1.5
Reductions for securities sold/matured	0	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	.8	.3	(6.5)	(5.4)
Reductions for previously recognized credit impairments written-down to fair value[3]	(1.1)	(.4)	0	(1.5)

Ending balance at December 31, 2011	$34.5	$1.3	$0	$35.8

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

[2]	Includes $1.4 million and $2.0 million at December 31, 2012 and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.

[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Although we determined that it is more likely than not that we will not be required to sell the securities prior to the recovery of their respective cost bases (which could be maturity), we are required to measure the amount of credit losses on the securities that were determined to be other-than-temporarily impaired. In that process, we considered a number of factors and inputs related to the individual securities. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included: current performance indicators on the underlying assets (e.g., delinquency rates, foreclosure rates, and default rates); credit support (via current levels of subordination); historical credit ratings; and updated cash flow expectations based upon these performance indicators. In order to determine the amount of credit loss, if any, the net present value of the cash flows expected (i.e., expected recovery value) was calculated using the current book yield for each security, and was compared to its current amortized value. In the event that the net present value was below the amortized value, a credit loss was deemed to exist, and the security was written down.

Net Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2012	2011	2010
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$20.2	$59.1	$39.8
State and local government obligations	15.0	3.5	10.0
Corporate and other debt securities	58.1	23.0	30.3
Residential mortgage-backed securities	1.2	2.0	0
Commercial mortgage-backed securities	19.3	.3	1.0
Other asset-backed securities	.9	2.1	.8
Redeemable preferred stocks	.7	4.6	8.5

Total fixed maturities	115.4	94.6	90.4
Equity securities:
Nonredeemable preferred stocks	78.2	148.9	83.6
Common equities	167.0	11.6	13.4

Subtotal gross realized gains on security sales	360.6	255.1	187.4

Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(1.9)	(9.3)	(12.9)
Corporate and other debt securities	(.6)	(3.5)	(.5)
Redeemable preferred stocks	(.4)	(2.2)	(5.2)

Total fixed maturities	(2.9)	(15.0)	(18.6)
Equity securities:
Nonredeemable preferred stocks	(1.1)	0	0
Common equities	(27.1)	(36.5)	(7.2)

Subtotal gross realized losses on security sales	(31.1)	(51.5)	(25.8)

Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	18.3	49.8	26.9
State and local government obligations	15.0	3.5	10.0
Corporate and other debt securities	57.5	19.5	29.8
Residential mortgage-backed securities	1.2	2.0	0
Commercial mortgage-backed securities	19.3	.3	1.0
Other asset-backed securities	.9	2.1	.8
Redeemable preferred stocks	.3	2.4	3.3

Total fixed maturities	112.5	79.6	71.8
Equity securities:
Nonredeemable preferred stocks	77.1	148.9	83.6
Common equities	139.9	(24.9)	6.2

Subtotal net realized gains (losses) on security sales	329.5	203.6	161.6

Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	(1.6)	(3.3)	(11.1)
Commercial mortgage-backed securities	(.1)	(.6)	(1.9)

Total fixed maturities	(1.7)	(3.9)	(13.0)
Equity securities:
Common equities	(1.8)	(.2)	(.5)

Subtotal other-than-temporary impairment losses	(3.5)	(4.1)	(13.5)

Other gains (losses)
Hybrid securities	14.3	1.7	5.5
Derivative instruments	(43.1)	(98.9)	(58.5)
Litigation settlements	9.6	.3	1.0

Subtotal other gains (losses)	(19.2)	(96.9)	(52.0)

Total net realized gains (losses) on securities	$306.8	$102.6	$96.1

Gross realized gains and losses were the result of sales transactions in our fixed-income portfolio, related to movements in credit spreads and interest rates, rebalancing of our equity-indexed portfolio, and tax management strategies. In addition, gains and losses reflect recoveries from litigation settlements and holding period valuation changes on hybrids and derivatives. Also included are write-downs for securities determined to be other-than-temporarily impaired in our fixed-maturity and/or equity portfolios.

Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2012	2011	2010
Fixed maturities:
U.S. government obligations	$49.8	$58.0	$80.8
State and local government obligations	51.1	60.0	65.4
Corporate debt securities	107.5	106.7	84.3
Residential mortgage-backed securities	16.1	18.6	21.7
Commercial mortgage-backed securities	82.2	83.4	99.1
Other asset-backed securities	20.3	24.5	21.8
Redeemable preferred stocks	24.2	33.0	45.5

Total fixed maturities	351.2	384.2	418.6
Equity securities:
Nonredeemable preferred stocks	43.8	57.7	70.6
Common equities	44.9	35.7	27.3
Short-term investments:
Other short-term investments	3.1	2.4	3.6

Investment income	443.0	480.0	520.1
Investment expenses	(15.4)	(13.5)	(11.9)

Net investment income	$427.6	$466.5	$508.2

Trading Securities  At December 31, 2012 and 2011, we did not hold any trading securities and we did not have any net realized gains (losses) on trading securities for the years ended December 31, 2012, 2011, and 2010.

Derivative Instruments  We have invested in the following derivative exposures at various times: interest rate swaps, asset-backed credit default swaps, U.S. corporate credit default swaps, cash flow hedges, and equity options.

For all derivative positions discussed below, realized holding period gains and losses are netted with any upfront cash that may be exchanged under the contract to determine if the net position should be classified either as an asset or liability. To be reported as a net derivative asset and a component of the available-for-sale portfolio, the inception-to-date realized gain on the derivative position at period end would have to exceed any upfront cash received. On the other hand, a net derivative liability would include any inception-to-date realized loss plus the amount of upfront cash received (or netted, if upfront cash was paid) and would be reported as a component of other liabilities. These net derivative assets/liabilities are not separately disclosed on the balance sheet due to their immaterial effect on our financial condition, cash flows, and results of operations.

The following table shows the status of our derivative instruments at December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011, and 2010; amounts are on a pretax basis:

(millions)					Balance Sheet			Comprehensive Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Net Realized Gains (Losses) on Securities
	December 31,					December 31,		Years ended December 31,
Derivatives designated as:	2012	2011	2010	Purpose	Classification	2012	2011	2012	2011	2010
Hedging instruments
Closed:
Ineffective cash flow hedge	$31	$15	$223	Manage interest rate risk	NA	$0	$0	$.6	$.3	$5.8

Non-hedging instruments
Assets:
Corporate credit default swaps	0	25	35	Manage credit risk	Investments - fixed maturities	0	.7	0	(.2)	2.5

Liabilities:
Interest rate swaps	1,263	1,263	713	Manage portfolio duration	Other liabilities	(95.5)	(76.1)	(42.7)	(74.0)	(66.6)

Closed:								0	(25.5)	0
Interest rate swaps	0	350	0	Manage portfolio duration	NA	0	0

Corporate credit default swaps	25	10	25	Manage credit risk	NA	0	0	(1.0)	.5	(.2)

Total	NA	NA	NA			$(95.5)	$(75.4)	$(43.1)	$(98.9)	$(58.5)

[1]The	amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.

NA = Not Applicable

CASH FLOW HEDGES

During the years ended December 31, 2012 and 2011, we repurchased, in the open market, $30.9 million and $15.0 million, respectively, in aggregate principal amount of our 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”). For the portion of the 6.70% Debentures we purchased, we reclassified $0.6 million and $0.3 million, in the respective years, on a pretax basis, of the unrealized gain on forecasted transactions from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement.

During 2010, we finalized our tender offer for, and repurchased $222.9 million principal amount of, the 6.70% Debentures. We reclassified $5.8 million (pretax) from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the 6.70% Debentures that were repurchased pursuant to the tender offer.

In anticipation of issuing the 6.70% Debentures in 2007, we entered into a forecasted debt issuance hedge (cash flow hedge) against a possible rise in interest rates. Upon issuance of the 6.70% Debentures, the hedge was closed, and we recognized a pretax gain of $34.4 million, which was recorded as part of accumulated other comprehensive income. The $34.4 million gain, less the $0.6 million, $0.3 million, and $5.8 million reclassifications mentioned above, was deferred and is being recognized as a decrease to interest expense over the 10-year fixed interest rate term of the 6.70% Debentures.

During 2011, we issued $500 million of 3.75% Senior Notes due 2021 (the “3.75% Senior Notes”) and entered into a forecasted debt issuance hedge (cash flow hedge) against a possible rise in interest rates (see Note 4 – Debt for further discussion). Upon issuance of the 3.75% Senior Notes in August 2011, the hedge was closed and we recognized, as part of accumulated other comprehensive income, a pretax unrealized loss of $5.1 million. The $5.1 million loss was deferred and is being recognized as an increase to interest expense over the life of the 3.75% Senior Notes.

During 2012, 2011, and 2010, we recognized $2.1 million, $2.6 million, and $2.7 million, respectively, as net decreases to interest expense on our closed debt issuance cash flow hedges.

INTEREST RATE SWAPS

At December 31, 2012, 2011, and 2010, we invested in interest rate swap positions primarily to manage the fixed-income portfolio duration. During the year ended December 31, 2012, we held a 9-year interest rate swap position (opened in 2009) and two 5-year interest rate swap positions (opened in 2011); in each case, we are paying a fixed rate and receiving a variable rate, effectively shortening the duration of our fixed-income portfolio. We closed a portion of the 9-year position during 2011. The combined open positions have generated an aggregate realized loss, as interest rates have fallen since the inception of these positions. As of December 31, 2012, 2011, and 2010, the balance of the cash collateral that we had delivered to the applicable counterparty on these positions was $105.0 million, $81.7 million, and $52.2 million, respectively.

CORPORATE CREDIT DEFAULT SWAPS

Financial Services Sector – During 2012, we closed a position that was opened during 2008, on one corporate issuer within the financial services sector for which we bought credit default protection in the form of a credit default swap for a 5-year time horizon. We held this protection to reduce some of our exposure to additional valuation declines on a preferred stock position of the same issuer. As of December 31, 2011 and 2010, the balance of the cash collateral that we had received from the counterparty on the then open position was $0.7 million and $0.5 million, respectively.

Automotive Sector – We held no credit default swaps in this sector during 2012. During 2011, we closed a position where we sold credit protection in the form of a corporate credit default swap on one issuer in the automotive sector for a 5-year time horizon; the position was opened during the second quarter 2010. We would have been required to cover a $10 million notional value if a credit event had been triggered, including failure to pay or bankruptcy by the issuer. We acquired an equal par value amount of U.S. Treasury Notes with a similar maturity to cover the credit default swap’s notional exposure. As of December 31, 2010, the balance of the cash collateral that we had received from the counterparty on the then open position was $1.1 million.

Technology Sector – We held no credit default swaps in this sector during 2012 or 2011. During 2010, we opened and closed two positions on one corporate issuer within the technology sector for which we bought credit default protection in the form of credit default swaps for 2-year and 4-year time horizons. We paid $0.2 million in upfront cash when we entered into the 4-year exposure position. We held this protection to reduce our exposure to additional valuation declines on a corporate position of the same issuer due to potential future credit impairment.

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value

3. FAIR VALUE

We have categorized our financial instruments, based on the degree of subjectivity inherent in the method by which they are valued, into a fair value hierarchy of three levels, as follows:

•

Level 1:  Inputs are unadjusted, quoted prices in active markets for identical instruments at the measurement date (e.g., U.S. government obligations, active exchange-traded equity securities, and certain short-term securities).

•

Level 2:  Inputs (other than quoted prices included within Level 1) that are observable for the instrument either directly or indirectly (e.g., certain corporate and municipal bonds and certain preferred stocks). This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3:  Inputs that are unobservable. Unobservable inputs reflect our subjective evaluation about the assumptions market participants would use in pricing the financial instrument (e.g., certain structured securities and privately held investments).

Determining the fair value of the investment portfolio is the responsibility of management. As part of the responsibility, we evaluate whether a market is distressed or inactive in determining the fair value for our portfolio. We review certain market level inputs to evaluate whether sufficient activity, volume, and new issuances exist to create an active market. Based on this evaluation, we concluded that there was sufficient activity related to the sectors and securities for which we obtained valuations.

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,896.5	$0	$0	$2,896.5	$2,806.4
State and local government obligations	0	1,964.4	0	1,964.4	1,914.4
Corporate debt securities	0	3,113.0	0	3,113.0	2,982.9

Subtotal	2,896.5	5,077.4	0	7,973.9	7,703.7

Asset-backed securities:
Residential mortgage-backed	0	382.7	45.5	428.2	413.4
Commercial mortgage-backed	0	2,023.4	25.3	2,048.7	1,963.9
Other asset-backed	0	948.6	0	948.6	936.0

Subtotal asset-backed securities	0	3,354.7	70.8	3,425.5	3,313.3

Redeemable preferred stocks:
Financials	0	129.7	0	129.7	110.7
Utilities	0	66.7	0	66.7	64.9
Industrials	0	178.3	0	178.3	181.3

Subtotal redeemable preferred stocks	0	374.7	0	374.7	356.9

Total fixed maturities	2,896.5	8,806.8	70.8	11,774.1	11,373.9

Equity securities:
Nonredeemable preferred stocks:
Financials	259.6	494.5	31.9	786.0	383.3
Utilities	0	26.4	0	26.4	20.7

Subtotal nonredeemable preferred stocks	259.6	520.9	31.9	812.4	404.0

Common equities:
Common stocks	1,887.0	0	0	1,887.0	1,367.2
Other risk investments	0	0	12.0	12.0	3.1

Subtotal common equities	1,887.0	0	12.0	1,899.0	1,370.3

Total fixed maturities and equity securities	5,043.1	9,327.7	114.7	14,485.5	13,148.2

Short-term investments:
Other short-term investments	1,679.9	310.1	0	1,990.0	1,990.0

Total portfolio	$6,723.0	$9,637.8	$114.7	$16,475.5	$15,138.2

Debt	$0	$2,394.4	$0	$2,394.4	$2,063.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,963.0	$0	$0	$2,963.0	$2,842.7
State and local government obligations	0	2,002.1	0	2,002.1	1,938.6
Corporate debt securities	0	2,896.2	0	2,896.2	2,801.5

Subtotal	2,963.0	4,898.3	0	7,861.3	7,582.8

Asset-backed securities:
Residential mortgage-backed	0	364.6	62.3	426.9	452.9
Commercial mortgage-backed	0	1,855.3	21.3	1,876.6	1,829.8
Other asset-backed	0	1,218.0	2.6	1,220.6	1,210.9

Subtotal asset-backed securities	0	3,437.9	86.2	3,524.1	3,493.6

Redeemable preferred stocks:
Financials	24.1	107.2	0	131.3	124.3
Utilities	0	68.1	0	68.1	70.8
Industrials	0	174.5	0	174.5	184.2

Subtotal redeemable preferred stocks	24.1	349.8	0	373.9	379.3

Total fixed maturities	2,987.1	8,686.0	86.2	11,759.3	11,455.7

Equity securities:
Nonredeemable preferred stocks:
Financials	227.9	525.4	0	753.3	433.7
Utilities	0	53.0	0	53.0	40.0

Subtotal nonredeemable preferred stocks	227.9	578.4	0	806.3	473.7

Common equities:
Common stocks	1,834.1	0	0	1,834.1	1,427.3
Other risk investments	0	0	11.5	11.5	3.7

Subtotal common equities	1,834.1	0	11.5	1,845.6	1,431.0

Total fixed maturities and equity securities	$5,049.1	$9,264.4	$97.7	14,411.2	13,360.4

Short-term investments:
Other short-term investments[1]				1,551.8	1,551.8

Total portfolio				$15,963.0	$14,912.2

Debt[1]				$2,664.7	$2,442.1

[1]	Under the prior accounting guidance, fair value hierarchies were not required.

Our portfolio valuations classified as either Level 1 or Level 2 in the above tables are priced exclusively by external sources, including: pricing vendors, dealers/market makers, and exchange-quoted prices. During 2012, we had one redeemable preferred security with a value of $25.0 million that was transferred from Level 1 to Level 2 as it is no longer traded on an exchange. During 2011, we had one nonredeemable preferred security with a value of $44.2 million that was transferred from Level 1 to Level 2 due to the lack of an exchange-quoted price at year-end. The exchange price was not available due to illiquidity in the market place. A consistent exchange-quoted price was previously available for this security, and we will continue to monitor the security for future exchange trading volume. We recognize transfers between levels at the end of the reporting period.

Our short-term security holdings classified as Level 1 are considered highly liquid, actively marketed, and have a very short duration, primarily seven days or less to redemption. These securities are held at their original cost, adjusted for any amortization of discount or premium, since that value very closely approximates what an active market participant would be willing to pay for such securities. The remainder of our short-term securities are classified as Level 2 and are not priced externally since these securities continually trade at par value. These securities are classified as Level 2 since they are primarily longer-dated auction securities issued by municipalities that contain a redemption put feature back to the auction pool with a redemption period of less than seven days. The auction pool is created by a liquidity provider and if the auction is not available at the end of the seven days, we have the right to put the security back to the issuer at par.

At December 31, 2012, vendor-quoted prices represented 57% of our Level 1 classifications (excluding short-term investments), compared to 59% at December 31, 2011. The securities quoted by vendors in Level 1 represent our holdings in U.S. Treasury Notes, which are frequently traded and the quotes are considered similar to exchange-traded quotes. The balance of our Level 1 pricing comes from quotes obtained directly from trades made on an active exchange.

At December 31, 2012, vendor-quoted prices comprised 98% of our Level 2 classifications (excluding short-term investments), while dealer-quoted prices represented 2%, compared to 96% and 4%, respectively, at December 31, 2011. In our process for selecting a source (e.g., dealer, pricing service) to provide pricing for securities in our portfolio, we reviewed documentation from the sources that detailed the pricing techniques and methodologies used by these sources and determined if their policies adequately considered market activity, either based on specific transactions for the particular security type or based on modeling of securities with similar credit quality, duration, yield, and structure that were recently transacted. Once a source is chosen, we continue to monitor any changes or modifications to their processes by reviewing their documentation on internal controls for pricing and market reviews.

As part of our pricing procedures, we obtain quotes from more than one source to help us fully evaluate the market price of securities. However, our internal pricing policy is to use a consistent source for individual securities in order to maintain the integrity of our valuation process. Quotes obtained from the sources are not considered binding offers to transact. Under our policy, when a review of the valuation received from our selected source appears outside what is considered market level activity (which is defined as trading at spreads or yields significantly different than comparable securities or outside the general sector level movement without a reasonable explanation), we may use an alternate source’s price. To the extent we determine that it is prudent to substitute one source’s price for another, we will contact the initial source to obtain an understanding of the factors that may be contributing to the significant price variance, which often leads the source to adjust their pricing input data for future pricing.

To allow us to determine if our initial source is providing a price that is outside of a reasonable range, we review our portfolio pricing on a weekly basis. We frequently challenge prices from our sources when a price provided does not match our expectations based on our evaluation of market trends/activity. Initially, we perform a global review of our portfolio by sector to identify securities whose prices appear outside of a reasonable range. We refine our review to analyze prices by specific criteria, such as whether the security is investment or non-investment-grade, prime or sub-prime, or a consumer product (e.g., auto, credit card). Through this review, we try to determine what contributed to the price variances among sources by analyzing spread movement, comparable security trades, if available, or industry or specific issuer fundamentals. We review quality control measures of our sources as they become available to determine if any significant changes have occurred from period to period that might indicate issues/concerns regarding their evaluation or market coverage. We also review data assumptions as supplied by our sources to determine if that data is relevant to current market conditions. In addition, we independently review each sector for transaction volumes, new issuances, and changes in spreads, as well as the overall movement of interest rates along the yield curve to determine if sufficient activity and liquidity exists to provide a credible source for our market valuations.

During each valuation period, we create internal estimations of portfolio valuation (performance returns), based on current market-related activity (i.e., interest rate and credit spread movements and other credit-related factors) within each major sector of our portfolio. We compare our internally generated portfolio results with those generated based on quotes we received externally and research material valuation differences. We compare our results to index returns for each major sector adjusting for duration and credit quality differences to better understand our portfolio’s results. Additionally, we review on a monthly basis our external sales transactions and compare the actual final market sales price to a previous market valuation price. This review provides us further validation that our pricing sources are providing market level prices, since we are able to explain significant price changes (i.e., greater than 2%) as known events occur in the market place and affect a particular security’s price at sale.

This analysis provides us additional comfort regarding the source’s process, the quality of its review, and its willingness to improve its analysis based on feedback from clients. We believe this effort helps ensure that we are reporting the most representative fair values of our securities.

With limited exceptions, our Level 3 securities are also priced externally; however, due to several factors (e.g., nature of the securities, level of activity, and lack of similar securities trading to obtain observable market level inputs), these valuations are more subjective in nature. Certain private equity investments and fixed-income investments included in the Level 3 category are valued using external pricing supplemented by internal review and analysis.

After all the valuations are received and our review is complete, if the inputs used by vendors are determined to not contain sufficient observable market information, we will reclassify the affected security valuations to Level 3. At December 31, 2012 and 2011, securities in our fixed-maturity portfolio listed as Level 3 were comprised substantially of securities that were either: (i) private placement deals, (ii) thinly held and/or traded securities, or (iii) non-investment-grade securities with little liquidity. Based on these factors, it was difficult to independently verify observable market inputs that were used to generate the external valuations we received. At December 31, 2012, we had one private common equity security with a value of $11.2 million that was priced internally. The same security had a value of $10.2 million at December 31, 2011. At December 31, 2012, we had one private preferred equity security, which was purchased during the third quarter, with a value of $31.9 million that was priced internally. At December 31, 2012, we did not have any securities in our fixed-maturity portfolio that were priced internally. At December 31, 2011, we had two fixed-maturity securities with an aggregate value of $0.5 million that were priced internally. Despite the lack of sufficient observable market information, we believe the valuations received in conjunction with our procedures for evaluating third-party prices support the fair values as reported in the financial statements.

We review the prices from our external sources for reasonableness using internally developed assumptions to derive prices for the securities, which are then compared to the price we received. Based on our review, all the prices received from external sources remain unadjusted.

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2012 and 2011:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2011	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2012
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$62.3	$(17.3)	$0	$0	$0	$.5	$0	$45.5
Commercial mortgage-backed	21.3	(3.7)	0	0	0	7.7	0	25.3
Other asset-backed	2.6	(2.6)	0	0	0	0	0	0

Total asset-backed securities	86.2	(23.6)	0	0	0	8.2	0	70.8
Corporate debt securities	0	0	0	0	0	0	0	0

Total fixed maturities	86.2	(23.6)	0	0	0	8.2	0	70.8

Equity securities:
Nonredeemable preferred stocks:
Financials[1]	0	0	28.5	0	0	3.4	0	31.9
Common equities:
Other risk investments	11.5	(.2)	0	0	0	.7	0	12.0

Total Level 3 securities	$97.7	$(23.8)	$28.5	$0	$0	$12.3	$0	$114.7

[1]	The $3.4 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2010	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2011
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$96.7	$(19.5)	$0	$0	$0	$.5	$(15.4)	$62.3
Commercial mortgage-backed	27.5	(.3)	0	0	0	(5.9)	0	21.3
Other asset-backed	5.0	(2.6)	0	0	0	.2	0	2.6

Total asset-backed securities	129.2	(22.4)	0	0	0	(5.2)	(15.4)	86.2
Corporate debt securities	29.5	0	0	(27.9)	(.6)	(1.0)	0	0

Total fixed maturities	158.7	(22.4)	0	(27.9)	(.6)	(6.2)	(15.4)	86.2

Equity securities:
Nonredeemable preferred stocks:
Financials	0	0	0	0	0	0	0	0
Common equities:
Other risk investments	11.8	0	0	0	0	(.3)	0	11.5

Total Level 3 securities	$170.5	$(22.4)	$0	$(27.9)	$(.6)	$(6.5)	$(15.4)	$97.7

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.

The following table provides a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2012	Valuation Technique	Unobservable Input		Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$.2	External vendor	Prepayment rate	[1]	16
Commercial mortgage-backed	25.3	External vendor	Prepayment rate	[2]	0

Total fixed maturities	25.5

Equity securities:
Nonredeemable preferred stocks:
Financials	31.9	Multiple of tangible net book value	Price to book ratio multiple		1.9
Common equities:
Other risk investments	11.2	Discounted consolidated equity	Discount for lack of marketability		20%

Subtotal Level 3 securities	68.6

Third-party pricing exemption securities[3]	46.1

Total Level 3 securities	$114.7

[1]	Assumes that one security has 16% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2]	Assumes that three securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.

Due to the relative size of the securities’ fair values compared to the total portfolio’s fair value, any changes in pricing methodology would not have a significant change in valuation that would materially impact net and comprehensive income. During the years ended December 31, 2012 and 2011, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Debt	12 Months Ended
Dec. 31, 2012
Debt

4.  DEBT

Debt at December 31 consisted of:

	2012		2011
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.375% Senior Notes due 2012 (issued: $350.0, December 2001)	$0	$0	$350.0	$350.5
7% Notes due 2013 (issued: $150.0, October 1993)	149.9	157.1	149.7	162.4
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	497.3	549.1	497.0	525.3
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.2	385.0	295.0	364.4
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.5	513.5	394.4	492.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
(issued: $1,000.0, June 2007; outstanding: $731.2 and $762.1)	726.2	789.7	756.0	769.7

Total	$2,063.1	$2,394.4	$2,442.1	$2,664.7

All of the outstanding debt was issued by The Progressive Corporation. Debt includes amounts we have borrowed and contributed to the capital of our insurance subsidiaries or used, or have available for use, for other business purposes. Fair values are obtained from external sources. There are no restrictive financial covenants or credit rating triggers on our debt.

Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly.

In September 2011, we entered into an agreement with The Bank of New York Mellon Trust Company, N.A., as trustee, modifying the terms of the 6.70% Debentures. Pursuant to that agreement, among other changes, we surrendered our right to temporarily defer the payment of interest on the 6.70% Debentures and terminated a related obligation to reserve 250 million of our unissued common shares as a source of potential funding to pay any such deferred interest. The changes were effective immediately upon execution of the agreement. Prior to September 2011, and subject to certain conditions, we had the right to defer the payment of interest on our 6.70% Debentures for one or more periods not exceeding ten consecutive years each.

Except for the 6.70% Debentures, all principal is due at the maturity stated in the table above. The 6.70% Debentures will become due on June 15, 2037, the scheduled maturity date, but only to the extent that we have received sufficient net proceeds from the sale of certain qualifying capital securities. We must use our commercially reasonable efforts, subject to certain market disruption events, to sell enough qualifying capital securities to permit repayment of the 6.70% Debentures in full on the scheduled maturity date or, if sufficient proceeds are not realized from the sale of such qualifying capital securities by such date, on each interest payment date thereafter. Any remaining outstanding principal will be due on June 15, 2067, the final maturity date.

In January 2012, we retired the entire $350 million of our 6.375% Senior Notes at maturity. The 7% Notes are noncallable. The 3.75% Senior Notes, the 6 5/8% Senior Notes, and the 6.25% Senior Notes (collectively, “Senior Notes”) may be redeemed in whole or in part at any time, at our option, subject to a “make-whole” provision. The 6.70% Debentures may be redeemed, in whole or in part, at any time: (a) prior to June 15, 2017, at a redemption price equal to the greater of (i) 100% of the principal amount of the 6.70% Debentures being redeemed, or (ii) a “make-whole” amount, in each case plus any accrued and unpaid interest; or (b) on or after June 15, 2017, at a redemption price equal to 100% of the principal amount of the 6.70% Debentures being redeemed, plus any accrued and unpaid interest.

During 2012 and 2011, we repurchased, in the open market, $30.9 million and $15.0 million, respectively, in aggregate principal amount of our 6.70% Debentures. Since the amount paid exceeded the carrying value of the debt we repurchased, we recognized losses on these extinguishments of $1.8 million and $0.1 million for 2012 and 2011, respectively.

Prior to issuance of the Senior Notes and 6.70% Debentures, we entered into forecasted debt issuance hedges against possible rises in interest rates. Upon issuance of the applicable debt securities, the hedges were closed and we recognized unrealized gains (losses) as part of accumulated other comprehensive income. The original unrealized gain (loss) at the time of each debt issuance and the unamortized balance at December 31, 2012, on a pretax basis, of these hedges, were as follows:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2012
6.375% Senior Notes	$18.4	$0
3.75% Senior Notes	(5.1)	(4.5)
6 5/8% Senior Notes	(4.2)	(3.4)
6.25% Senior Notes	5.1	4.3
6.70% Debentures	34.4	13.0

The gains (losses) on these hedges are deferred and are being amortized as adjustments to interest expense over the life of the related Senior Notes, and over the 10-year fixed interest rate term for the 6.70% Debentures. In addition to this amortization, during 2012 and 2011, we reclassified $0.6 million and $0.3 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods.

During 2012 and 2011, we had the ability to borrow up to $125 million under 364-Day Secured Liquidity Credit Facility Agreements (“Credit Facility Agreement”) with PNC Bank, National Association. The Credit Facility Agreement expired on December 31, 2012. The purpose of the credit facility was to provide liquidity in the event of disruptions in our cash management operations, such as disruptions in the financial markets or related facilities that could have affected our ability to transfer or receive funds. We paid facility fees of $0 and $25,000 in 2012 and 2011, respectively, as consideration for this revolving agreement. We had no borrowings under this arrangement in 2012 or 2011.

Aggregate principal payments on debt outstanding at December 31, 2012, is as follows:

(millions) Year	Payments
2013	$150.0
2014	0
2015	0
2016	0
2017	0
Thereafter	1,931.2

Total	$2,081.2

Our next scheduled debt maturity is $150 million of our 7% Notes due October 2013.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

5.  INCOME TAXES

The components of our income tax provision were as follows:

(millions)	2012	2011	2010
Current tax provision	$424.8	$440.2	$433.9
Deferred tax expense (benefit)	(9.4)	31.3	63.0

Total income tax provision	$415.4	$471.5	$496.9

The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2012		2011		2010
Income before income taxes	$1,317.7		$1,487.0		$1,565.2

Tax at statutory rate	$461.2	35%	$520.5	35%	$547.8	35%
Tax effect of:
Exempt interest income	(14.7)	(1)	(17.5)	(1)	(19.4)	(1)
Dividends received deduction	(18.2)	(1)	(18.2)	(1)	(17.2)	(1)
Tax credits	0	0	(9.1)	(1)	0	0
Tax-deductible dividends	(11.9)	(1)	(3.8)	0	(13.0)	(1)
Other items, net	(1.0)	0	(.4)	0	(1.3)	0

Total income tax provision	$415.4	32%	$471.5	32%	$496.9	32%

Deferred income taxes reflect the effect for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. At December 31, 2012 and 2011, the components of the net deferred tax asset were as follows:

(millions)	2012	2011
Deferred tax assets:
Unearned premiums reserve	$344.3	$319.1
Investment basis differences	208.3	246.1
Non-deductible accruals	191.6	172.1
Loss and loss adjustment expense reserves	107.3	113.6
Other	3.9	5.2
Deferred tax liabilities:
Net unrealized gains on securities	(464.5)	(367.7)
Hedges on forecasted transactions	(3.3)	(4.3)
Deferred acquisition costs	(152.1)	(151.8)
Property and equipment	(103.6)	(109.9)
Prepaid expenses	(12.2)	(16.1)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(4.5)

Net deferred tax asset	$109.4	$196.0

Although realization of the deferred tax asset is not assured, management believes that it is more likely than not that the deferred tax asset will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2012.

At December 31, 2012, we had $17.9 million of net taxes currently payable (included in other liabilities on the balance sheet), compared to net taxes recoverable of $12.0 million at December 31, 2011 (included in other assets on the balance sheet).

We have been a participant in the Compliance Assurance Program (CAP) since 2007. Under CAP, the Internal Revenue Service (IRS) begins its examination process for the tax year before the tax return is filed, by examining significant transactions and events as they occur. The goal of the CAP program is to expedite the exam process and to reduce the level of uncertainty regarding a taxpayer’s tax filing positions.

All federal income tax years prior to 2007 are closed. The IRS exams for 2007-2011 have been completed. We consider 2007 through 2009 to be effectively settled, as we have reached settlement at IRS Appeals for all disputed issues for these years. We agreed to extend the statute of limitations for the 2007 and 2008 tax years to June 30, 2013, at the request of IRS Appeals for administrative purposes.

We have two issues in dispute for the 2010 tax year. The first issue relates to partial worthlessness deductions on certain debt instruments. An Industry Director Directive (IDD) was issued in 2012 addressing this issue for open tax years. The deductions we claimed on our tax returns generally follow the guidance in the IDD; therefore, we do not expect any material adjustments. The second unresolved issue relates to our 2010 Tender Offer for the repurchase of a portion of our 6.70% Debentures and the appropriate timing of when to recognize the tax on the gain that we recorded in net income that related to the previously unrealized gain on forecasted transactions. At December 31, 2012, we were at IRS Appeals for this issue. We expect both issues to be resolved during 2013 and believe that neither will have a material effect on our financial condition, results of operations, or cash flows. We consider 2010 to be effectively settled other than for the two identified issues.

For the 2011 tax year, the audit has been completed and no adjustments were proposed. Therefore, we consider 2011 to also be effectively settled.

We recognize interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense. We have not recorded any unrecognized tax benefits, or any related interest and penalties, as of December 31, 2012 and 2011. For the years ended December 31, 2012, 2011, and 2010, no interest expense or benefit has been recorded in the tax provision.

Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2012
Loss And Loss Adjustment Expense Reserves

6.  LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2012	2011	2010
Balance at January 1	$7,245.8	$7,071.0	$6,653.0
Less reinsurance recoverables on unpaid losses	785.7	704.1	529.4

Net balance at January 1	6,460.1	6,366.9	6,123.6

Incurred related to:
Current year	11,926.0	10,876.8	10,451.7
Prior years	22.0	(242.0)	(320.4)

Total incurred	11,948.0	10,634.8	10,131.3

Paid related to:
Current year	7,895.3	7,289.3	6,841.0
Prior years	3,536.5	3,252.3	3,047.0

Total paid	11,431.8	10,541.6	9,888.0

Net balance at December 31	6,976.3	6,460.1	6,366.9
Plus reinsurance recoverables on unpaid losses	862.1	785.7	704.1

Balance at December 31	$7,838.4	$7,245.8	$7,071.0

We experienced minimal unfavorable reserve development of $22.0 million in 2012, compared to favorable development of $242.0 million and $320.4 million in 2011 and 2010, respectively, which is reflected as “Incurred related to prior years” in the table above.

2012

•

The unfavorable prior year reserve development was primarily attributable to accident year 2011 and to a lesser extent accident year 2010. The aggregate reserve development for accident years 2009 and prior was favorable. Despite overall unfavorable reserve development, we did experience favorable reserve adjustments, primarily in our loss adjustment expenses and our personal auto bodily injury reserves for accident years 2009 and 2008.

•	Slightly more than half of the total unfavorable reserve development was attributable to our Commercial Auto business, with the remainder in our personal auto business.
•

Our personal auto product’s development was primarily attributable to unfavorable development in our Florida personal injury protection coverage and an increase in our estimate of bodily injury severity for accident year 2011.

•	Unfavorable development in our Commercial Auto business reflects higher than anticipated frequency and severity costs on late emerging claims and higher settlements on large losses.

2011

•	About half of the favorable reserve development was attributable to accident years 2008 and prior, while the balance was primarily due to claims from accident year 2010.
•

Approximately 70% of the favorable reserve development was attributable to our Personal Lines business, with our Agency and Direct channels contributing 25% and 75%, respectively; the balance was primarily in our Commercial Auto business.

•

The 2011 favorable development was driven primarily by the same factors we experienced in 2010, including favorable settlement of larger losses and lower defense and cost containment costs, but was partially offset by unfavorable development on our total IBNR reserves, reflecting a greater than anticipated increase in the number of late emerging claims compared to 2010.

2010

•	Approximately 70% of the favorable reserve development was attributable to accident year 2009, while the balance was mostly due to claims from accident years 2007 and 2006.
•

About 70% of the favorable reserve development was in our Personal Lines business, with our Agency and Direct channels contributing almost equal amounts; the balance was in our Commercial Auto business.

•

The favorable reserve development reflected the settlement of larger losses for amounts less than we originally reserved in our Personal Lines (primarily in our personal auto product) and Commercial Auto businesses. We also experienced lower than expected defense and cost containment costs, reflecting a combination of fewer claims being litigated, as well as the fact that a greater percentage of these cases are now being handled by our in-house counsel, which is a cost-effective alternative to using external law firms. In addition, our IBNR reserves developed favorably due to lower severity and frequency of late emerging claims.

Because we are primarily an insurer of motor vehicles, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.

We write personal and commercial auto insurance throughout the United States and could be exposed to hurricanes or other natural catastrophes. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.

Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance

7.  REINSURANCE

The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2012		2011		2010
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$16,558.8	$16,207.6	$15,333.1	$15,107.5	$14,700.0	$14,519.2
Ceded	(186.1)	(189.6)	(186.5)	(204.7)	(223.2)	(204.4)

Net premiums	$16,372.7	$16,018.0	$15,146.6	$14,902.8	$14,476.8	$14,314.8

Our ceded premiums consist of “State Plans” and “Non-State Plans.” State Plans include: (i) amounts ceded to state-provided reinsurance facilities, including the Michigan Catastrophic Claims Association (“MCCA”) and the North Carolina Reinsurance Facility (“NCRF”), and (ii) state-mandated involuntary Commercial Auto Insurance Procedures/Plans (“CAIP”). Collectively, the State Plans accounted for 98%, 94%, and 82% of our ceded premiums for the years ended December 31, 2012, 2011, and 2010, respectively; the MCCA and NCRF together accounted for 80%, 80%, and 70% of the ceded premiums for these same time periods. In 2010, our professional liability business was sold, which comprised a majority of the reinsurance on our Non-State Plans at that time.

Losses and loss adjustment expenses were net of reinsurance ceded of $230.7 million in 2012, $219.7 million in 2011, and $312.7 million in 2010.

Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
	2012		2011		2012		2011
($ in millions)	$	%	$	%	$	%	$	%
MCCA	$25.4	38%	$21.4	31%	$739.2	82%	$650.4	80%
NCRF	19.5	30	19.0	27	50.6	6	51.4	6
CAIP	15.4	23	12.7	18	66.3	7	58.4	7

State Plans	60.3	91	53.1	76	856.1	95	760.2	93
Non-State Plans	6.0	9	16.7	24	44.9	5	57.8	7

Total	$66.3	100%	$69.8	100%	$901.0	100%	$818.0	100%

Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to Progressive. Since the majority of our reinsurance is through State Plans, our exposure to losses from their failure is minimal, since the plans are funded by mechanisms supported by the insurance companies in the state. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.

Statutory Financial Information	12 Months Ended
Dec. 31, 2012
Statutory Financial Information

8.  STATUTORY FINANCIAL INFORMATION

Consolidated statutory surplus was $5,605.2 million and $5,269.2 million at December 31, 2012 and 2011, respectively. Statutory net income was $808.3 million, $1,001.7 million, and $1,049.1 million for the years ended December 31, 2012, 2011, and 2010, respectively.

At December 31, 2012, $501.9 million of consolidated statutory surplus represented net admitted assets of our insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities’ states of domicile. The companies may be licensed in states other than their states of domicile, which may have higher minimum statutory surplus requirements. Generally, the net admitted assets of insurance companies that, subject to other applicable insurance laws and regulations, are available for transfer to the parent company cannot include the net admitted assets required to meet the minimum statutory surplus requirements of the states where the companies are licensed.

During 2012, the insurance subsidiaries paid aggregate cash dividends of $782.2 million to the parent company. Based on the dividend laws currently in effect, the insurance subsidiaries could pay aggregate dividends of $975.5 million in 2013 without prior approval from regulatory authorities, provided the dividend payments are not made within 12 months of previous dividends paid by the applicable subsidiary.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

9.  EMPLOYEE BENEFIT PLANS

Retirement Plans  Progressive has a defined contribution pension plan (“401(k) Plan”) that covers all United States employees who are 18 years of age or older and have been employed with the company for at least 30 days. Under this plan, Progressive matches up to a maximum of 6% of an employee’s eligible compensation contributed to the plan. Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds, a self-directed brokerage option, and a Progressive common stock fund. As of December 2010, the Progressive common stock fund was converted to an employee stock ownership program (“ESOP”) within the 401(k) Plan. At December 31, 2012, the ESOP held 27.2 million of our common shares, all of which are included in shares outstanding. Dividends on these shares are reinvested in common shares or paid out in cash at the election of the participant and the related tax benefit is recorded as part of our tax provision.

Matching contributions made by the company for the 401(k) Plan were $66.5 million, $64.1 million, and $61.3 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements, and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was $22.0 million and $20.8 million at December 31, 2012 and 2011, respectively.

Postretirement Benefits  We provide postretirement health and life insurance benefits to all employees who met requirements as to age and length of service at December 31, 1988. There are approximately 125 people who are eligible for these postretirement benefits. Our funding policy for these benefits is to contribute annually, to a 501(c)(9) trust, the maximum amount that can be deducted for federal income tax purposes.

Incentive Compensation Plans – Employees  Our incentive compensation includes both non-equity incentive plans (cash) and equity incentive plans. Cash incentive compensation includes a cash bonus program for a limited number of senior executives and our Gainsharing program for other employees; the structures of these programs are similar in nature. Equity incentive compensation plans provide for the granting of restricted stock awards and restricted stock unit awards (collectively, “restricted equity awards”) to key members of management. The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2012		2011		2010
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$207.0	$134.6	$196.1	$127.5	$257.3	$167.2
Equity	63.4	41.2	50.5	32.8	45.9	29.8

Our 2003 Incentive Plan, which provides for the granting of equity-based awards to key members of management, has 18.7 million shares currently authorized, net of restricted equity awards cancelled; 2.4 million shares remain available for future awards. In addition, our 2010 Equity Incentive Plan had 18.0 million shares authorized as of December 31, 2012, and 13.2 million shares remain available for future awards.

We have issued restricted equity awards since 2003. In March 2010, we began issuing restricted stock units in lieu of restricted stock as the basis for our equity awards. The restricted equity awards were issued as either time-based or performance-based awards. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years. All restricted stock unit conversions at vesting are settled in Progressive common shares from existing treasury shares on a one-to-one basis.

The performance-based awards were granted to our Chief Executive Officer as his sole equity award for 2011 and 2012, and to approximately 40 executives and senior managers in addition to their time-based awards (including the CEO for 2010 and prior), to provide additional incentive to achieve pre-established profitability and growth targets. Vesting for all awards is based upon the achievement of predetermined performance goals within specified time periods. The targets for the performance-based awards, as well as the ultimate number of units that may vest, vary by grant. The performance-based awards granted in 2010 and later may vest from 0% to 200% of the award amount, and have a target value of 100%. Performance-based awards made prior to March 2009 would either vest or be forfeited in full (i.e., no partial vesting).

Generally, time-based and performance-based equity awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant. Performance-based equity awards that contain variable vesting criteria are expensed based on management’s expected vesting percentage. These estimates can change periodically throughout the measurement period. However, the restricted stock awards granted in 2004 that were deferred pursuant to our deferred compensation plan were accounted for as liability awards, since distributions from the deferred compensation plan for these awards will be made in cash; accordingly, we recorded expense on a pro rata basis based on the current market value of our common shares at the end of each reporting period. The remaining liability awards vested during 2012.

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2012		2011		2010
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	12,296,847	$16.86	11,681,826	$16.55	10,614,016	$17.04
Add (deduct):
Granted[2]	2,680,229	19.11	2,483,461	20.03	2,841,400	17.50
Vested	(3,188,111)	15.23	(1,571,237)	19.88	(1,337,647)	22.72
Forfeited	(162,984)	17.93	(297,203)	15.41	(435,943)	15.58

End of year[3,4]	11,625,981	$17.80	12,296,847	$16.86	11,681,826	$16.55

Available, end of year[5]	15,624,677		18,141,922		20,328,180

[1]

Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2012, 2011, and 2010, the number granted includes 440,029, 55,288, and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

At December 31, 2012, the number of shares included 3,393,981 performance-based awards at their target amounts. We expect 4,404,766 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2012, the total unrecognized compensation cost related to unvested equity awards was $86.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.

[5]

Represents shares available under the 2003 Incentive Plan and the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 2,438,119 shares thereunder are no longer available for future issuance, however dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.

The aggregate fair value of the restricted equity awards that vested during the years ended December 31, 2012, 2011, and 2010, was $57.7 million, $31.3 million, and $24.3 million, respectively, based on the actual stock price on the vesting date. In 2012, we also had 246,200 deferred liability awards vest with no intrinsic value since, as previously discussed, these awards were expensed based on the current market value at the end of each reporting period.

The following table is a summary of all employee stock option activity during the years ended December 31, 2011 and 2010. All non-qualified stock options vested on or before January 1, 2007 and expired on December 31, 2011. All options granted had an exercise price equal to the market value of the common shares on the date of grant.

	2011		2010
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	1,916,416	$11.31	5,102,888	$9.31
Add:
Antidilution adjustment[1]	NA	NA	97,387	NA
Deduct:
Exercised	(1,913,552)	11.31	(3,283,859)	7.87
Forfeited	(2,864)	11.28	0	0

End of year	0	$0	1,916,416	$11.31

Exercisable, end of year	0	$0	1,916,416	$11.31

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

The total pretax intrinsic value of options exercised during the years ended December 31, 2011 and 2010, were $15.2 million and $40.8 million, respectively, based on the actual stock price at the time of exercise.

Incentive Compensation Plans – Directors  Our 2003 Directors Equity Incentive Plan, which provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors of Progressive, had 1.4 million shares authorized as of December 31, 2012, net of restricted stock awards cancelled; 0.6 million shares remain available for future restricted stock grants.

We grant restricted stock awards to our non-employee directors as their sole compensation for serving as members of the Board of Directors. We do not plan to change to restricted stock units as we have with our employees. The restricted stock awards are issued as time-based awards. The vesting period (i.e., requisite service period) must be a minimum of six months and one day. The time-based awards granted to date have typically included vesting periods of 11 months from the date of each grant. To the extent a director is newly appointed during the year, or his or her committee assignments change, the vesting period may be shorter but always greater than six months and one day per the plan’s specifications. The restricted stock awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2012		2011		2010
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	94,106	$21.80	109,545	$20.86	118,984	$15.79
Add (deduct):
Granted	92,957	21.41	94,106	21.80	112,670	20.75
Vested	(94,106)	21.80	(109,545)	20.86	(122,109)	15.82

End of year	92,957	$21.41	94,106	$21.80	109,545	$20.86

Available, end of year[1]	570,138		663,095		757,201

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Prior to 2003, we granted nonqualified stock options as the equity component of the directors’ compensation. These options became exercisable at various dates not earlier than six months, and remain exercisable for up to ten years from the date of grant. All options granted had an exercise price equal to the market value of the common shares on the date of grant and, under the then applicable accounting guidance, no compensation expense was recorded. All option exercises were settled in Progressive common shares from existing treasury shares.

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2012		2011		2010
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	36,237	$12.51	120,125	$10.34	312,545	$8.46
Add:
Antidilution adjustment[1]	NA	NA	NA	NA	5,787	NA
Deduct:
Exercised	(36,237)	12.51	(83,888)	9.41	(198,207)	7.07

End of year	0	$0	36,237	$12.51	120,125	$10.34

Exercisable, end of year[2]	0	$0	36,237	$12.51	120,125	$10.34

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

[2]	The 1998 Directors’ Stock Option Plan has expired.

The total pretax intrinsic value of options exercised, and the fair value of the restricted stock vested, during the years ended December 31, 2012, 2011, and 2010, was $2.5 million, $3.3 million, and $5.1 million, respectively, based on the actual stock price at time of exercise/vesting.

Deferred Compensation  We maintain The Progressive Corporation Executive Deferred Compensation Plan (“Deferral Plan”) that permits eligible executives to defer receipt of some or all of their annual bonuses and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including common shares of Progressive, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.

For all equity awards granted in or after March 2005, and deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in common shares. For all restricted stock awards granted prior to that date, the deferred amounts are eligible to be transferred to any of the investment funds in the Deferral Plan; distributions of these deferred awards will be made in cash.

We reserved 11.1 million common shares for issuance under the Deferral Plan. An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan.

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2012	2011
Progressive common shares[1]	$53.3	$35.2
Other investment funds	73.4	66.2

Total	$126.7	$101.4

[1]	Includes 1.3 million and 0.7 million common shares as of December 31, 2012 and 2011, respectively, to be distributed in common shares.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

10.  SEGMENT INFORMATION

We write personal auto and other specialty property-casualty insurance and provide related services throughout the United States. Our Personal Lines segment writes insurance for personal autos and recreational vehicles. The Personal Lines segment is comprised of both the Agency and Direct businesses. The Agency business includes business written by our network of more than 35,000 independent insurance agencies, including brokerages in New York and California, and strategic alliance business relationships (other insurance companies, financial institutions, and national agencies). The Direct business includes business written directly by us online, by phone, or on a mobile device.

Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses in the business auto, for-hire transportation, contractor, for-hire specialty, and tow markets. This segment is distributed through both the independent agency and direct channels.

Our other indemnity businesses manage our run-off businesses, including the run-off of our professional liability insurance for community banks, which was sold in 2010.

Our service businesses provide insurance-related services, including processing CAIP business and serving as an agent for homeowners, general liability, and workers’ compensation insurance through our programs with unaffiliated insurance companies.

All segment revenues are generated from external customers and we do not have a reliance on any major customer.

We evaluate profitability based on pretax underwriting profit (loss) for the Personal Lines and Commercial Auto segments and for the other indemnity businesses. Pretax underwriting profit (loss) is calculated as net premiums earned plus fees and other revenues less each of: (i) losses and loss adjustment expenses; (ii) policy acquisition costs; and (iii) other underwriting expenses. Service business pretax profit (loss) is the difference between service business revenues and service business expenses.

Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied. We do not allocate assets or income taxes to operating segments. In addition, we do not separately identify depreciation and amortization expense by segment, and such allocation would be impractical. Companywide depreciation expense was $94.4 million in 2012, $88.5 million in 2011, and $83.1 million in 2010. The accounting policies of the operating segments are the same as those described in Note 1—Reporting and Accounting Policies.

Following are the operating results for the years ended December 31:

	2012		2011		2010
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$8,103.9	$338.9	$7,627.4	$564.9	$7,419.7	$601.0
Direct	6,264.2	289.5	5,803.7	354.4	5,407.2	291.1

Total Personal Lines[1]	14,368.1	628.4	13,431.1	919.3	12,826.9	892.1
Commercial Auto	1,649.0	86.3	1,467.1	133.5	1,474.2	185.0
Other indemnity	.9	(5.8)	4.6	(5.5)	13.7	6.4

Total underwriting operations	16,018.0	708.9	14,902.8	1,047.3	14,314.8	1,083.5
Fees and other revenues[2]	281.8	NA	266.5	NA	252.2	NA
Service businesses	36.1	0	22.8	3.4	25.9	4.5
Investments[3]	749.8	734.4	582.6	569.1	616.2	604.3
Gains (losses) on extinguishment of debt	(1.8)	(1.8)	(.1)	(.1)	6.4	6.4
Interest expense	NA	(123.8)	NA	(132.7)	NA	(133.5)

Consolidated total	$17,083.9	$1,317.7	$15,774.6	$1,487.0	$15,215.5	$1,565.2

[1]

Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in both 2012 and 2011, and 90% in 2010; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.

[2]	Pretax profit (loss) for fees and other revenues are allocated to operating segments.

[3]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

NA	= Not Applicable

Progressive’s management uses underwriting margin and combined ratio as primary measures of underwriting profitability. Underwriting profitability is calculated by subtracting losses and loss adjustment expenses, policy acquisition costs, and other underwriting expenses from the total of net premiums earned and fees and other revenues. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned (i.e., revenues from underwriting operations). Combined ratio is the complement of the underwriting margin. Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2012		2011		2010
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	4.2%	95.8	7.4%	92.6	8.1%	91.9
Direct	4.6	95.4	6.1	93.9	5.4	94.6
Total Personal Lines	4.4	95.6	6.8	93.2	7.0	93.0
Commercial Auto	5.2	94.8	9.1	90.9	12.5	87.5
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	4.4	95.6	7.0	93.0	7.6	92.4

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss)

11.  OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) for the years ended December 31, were as follows:

	2012			2011			2010
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Net unrealized gains (losses) on securities:
Arising during period:
Fixed maturities	$165.0	$(57.7)	$107.3	$132.9	$(46.5)	$86.4	$302.9	$(106.0)	$196.9
Equity securities	323.0	(113.1)	209.9	(57.5)	20.1	(37.4)	241.7	(84.6)	157.1
Net non-credit related OTTI losses, adjusted for valuation changes	7.9	(2.8)	5.1	(5.5)	1.9	(3.6)	21.4	(7.5)	13.9
Reclassification adjustment for (gains) losses realized in net income:
Fixed maturities	(75.9)	26.6	(49.3)	(47.4)	16.6	(30.8)	46.3	(16.2)	30.1
Equity securities	(143.2)	50.1	(93.1)	(152.5)	53.4	(99.1)	(93.7)	32.8	(60.9)

Change in net unrealized gains (losses) on securities	276.8	(96.9)	179.9	(130.0)	45.5	(84.5)	518.6	(181.5)	337.1
Net unrealized gains (losses) on forecasted transactions:[1]
Arising during period	0	0	0	(5.1)	1.8	(3.3)	0	0	0
Reclassification adjustment for amounts realized in net income[2]	(2.8)	1.0	(1.8)	(5.3)	1.8	(3.5)	(10.6)	3.7	(6.9)

Change in net unrealized gains on forecasted transactions	(2.8)	1.0	(1.8)	(10.4)	3.6	(6.8)	(10.6)	3.7	(6.9)
Foreign currency translation adjustment	.6	(.2)	.4	.2	(.1)	.1	1.2	(.9)	.3

Other comprehensive income (loss)	$274.6	$(96.1)	$178.5	$(140.2)	$49.0	$(91.2)	$509.2	$(178.7)	$330.5

[1]	Entered into for the purpose of managing interest rate risk associated with our debt issuances.

[2]

We expect to reclassify $2.2 million (pretax) into income during the next 12 months. During 2012, 2011, and 2010, we reclassified $0.6 million, $0.3 million, and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 – Debt for further discussion).

Litigation	12 Months Ended
Dec. 31, 2012
Litigation

12.  LITIGATION

The Progressive Corporation and/or its insurance subsidiaries are named as defendants in various lawsuits arising out of claims made under insurance policies in the ordinary course of our business. We consider all legal actions relating to such claims in establishing our loss and loss adjustment expense reserves.

In addition, The Progressive Corporation and/or its insurance subsidiaries are named as defendants in a number of class action or individual lawsuits arising out of the operations of the insurance subsidiaries. Other insurance companies face many of these same issues. The lawsuits discussed below are in various stages of development. We plan to contest these suits vigorously, but may pursue settlement negotiations in some cases, if appropriate. The outcomes of these cases are uncertain at this time.

We establish accruals for lawsuits when it is probable that a loss has been incurred and we can reasonably estimate its potential exposure, which may include a range of loss (referred to as a loss that is both “probable and estimable” in the discussion below). As to lawsuits in which the loss is not considered both probable and estimable, we have not established a liability at this time. It is generally not possible to determine the exposure associated with our lawsuits for a number of reasons, including, without limitation, one or more of the following: liability appears to be remote; putative class action lawsuits generally pose immaterial exposure until a class is actually certified, which, historically, has not been granted by the courts in the vast majority of our cases in which certification has been sought; class definitions are often indefinite and preclude detailed exposure analysis; and complaints rarely state an amount sought as relief, and when such amount is stated, it is often a function of pleading requirements and may be unrelated to the potential exposure.

The following is a discussion of potentially significant pending cases at December 31, 2012, and certain cases resolved during the three-year period then ended.

As to the pending cases, although their outcomes are uncertain, in each case we do not believe that the outcome will have a material impact on our consolidated financial condition, cash flows, or results of operations. In addition, we do not consider the losses from the pending cases to be both probable and estimable, and we are unable to estimate a range of loss, if any, at this time, due to the factors discussed above. In the event that any one or more of these cases results in a substantial judgment against, or settlement by, Progressive, the resulting liability could have a material effect on our consolidated financial condition, cash flows, and/or results of operations.

Pending cases at December 31, 2012, include:

•	One certified class action lawsuit seeking interest on personal injury protection (PIP) payments that allegedly were late.
•

One putative class action lawsuit alleging Progressive did not reimburse any of its insureds who incurred legal fees to recover money from another Progressive insured. We determined that it is probable that a loss has been incurred on this lawsuit; however, due to its complexity, we were unable to estimate a range of loss.

•

One putative class action alleging that Progressive’s denial of claims under collision coverage is improper by its interpretation of the duplicate recovery provision when the insured has not recovered all losses from another insurer, such as attorney fees.

•

One putative class action alleging that Progressive’s website did not adequately disclose sufficient information concerning the PIP deductibles when customers indicated they are covered by private health insurance.

•	Two putative class action lawsuits challenging the labor rates our insurance subsidiaries pay to auto body repair shops.
•	One patent matter alleging Progressive infringes on patented marketing technology.
•	One putative class action alleging Progressive steers customers to service centers and network shops to have their vehicle repair.
•	Five putative class action lawsuits challenging Progressive’s insurance subsidiaries’ practice in Florida of adjusting PIP and first-party medical payments.
•

One putative class action alleging Progressive tethers customers to their policies by enforcing a minimum term and charging a purportedly undisclosed but apparently fixed cancellation fee and “other” fees if policies are terminated prior to the expiration of the contract period.

•	One putative class action lawsuit that challenges our insurance subsidiaries’ adjustment of bodily injury claims where the plaintiff alleges Progressive undervalued submitted medical bills.
•

One putative class action lawsuit challenging our policy form with regard to rejecting uninsured motorist coverage. We determined that it is probable that a loss has been incurred on this lawsuit; however, due to its complexity, we were unable to estimate a range of loss.

•	One putative class action lawsuit challenging our insureds’ rejection of medpay coverage.
•	One putative class action lawsuit challenging the manner in which Progressive grants a discount for anti-theft devices.
•	Two putative class action lawsuits alleging that Progressive charged insureds for illusory uninsured motorist/underinsured motorist coverage.
•	One putative class action lawsuit alleging that Progressive failed to have insureds reject, in writing, uninsured motorist coverage with limits equal to the limits of liability coverage.
•	One putative class action lawsuit alleging that Progressive improperly applies a preferred provider discount to medical payment claims.
•	One putative class action lawsuit alleging that Progressive undervalues total loss claims through the use of certain valuation tools.
•	One putative class action lawsuit challenging the manner in which Progressive charges premium and assesses total loss claims for commercial vehicle stated amount policies.

For cases that have settled, but for which settlement is not complete, an accrual has been established at our best estimate of the exposure. Settlements that are complete are fully reflected in our financial statements. The amounts accrued or paid for these settlements were not material to our consolidated financial condition, cash flows, or results of operations.

Cases settled during 2012, include:

•

One putative class action lawsuit that challenged Progressive’s use of certain automated database vendors or software to assist in the adjustment of bodily injury claims where the plaintiffs allege that these databases or software systematically undervalue the claims; an accrual has been established.

Cases settled during 2011, include:

•	One putative class action lawsuit that challenged the labor rates our insurance subsidiaries pay to auto body repair shops; the case was settled and paid on an individual basis in 2011.
•

One class action lawsuit certified for settlement that alleged Progressive charged insureds for illusory uninsured motorist/underinsured motorist coverage on multiple vehicle policies; an accrual was established and the majority of this settlement was paid in 2012.

Cases settled during 2010, include:

•

One putative class action lawsuit challenging our notice of cancellation form for nonpayment of premium and subsequent denial of automobile coverage; an accrual was established and final payments were made in 2012.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

13.  COMMITMENTS AND CONTINGENCIES

We have certain noncancelable operating lease commitments with lease terms greater than one year for property and computer equipment. The minimum commitments under these agreements at December 31, 2012, were as follows:

(millions)	Commitments
2013	$47.1
2014	38.8
2015	29.6
2016	18.2
2017	8.3
Thereafter	9.5

Total	$151.5

Some of the leases have options to renew at the end of the lease periods. The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2012	$71.9
2011	80.8
2010	96.7

We also have certain noncancelable purchase obligations. The minimum commitment under these agreements at December 31, 2012, was $246.7 million.

As of December 31, 2012, we had no open investment funding commitments; we had no uncollateralized lines or letters of credit as of December 31, 2012 or 2011.

Reporting And Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations

Nature of Operations  The Progressive Corporation, an insurance holding company formed in 1965, had 54 subsidiaries, 1 mutual insurance company affiliate, and 1 limited partnership investment affiliate (collectively the “subsidiaries”) as of December 31, 2012. Our insurance subsidiaries and mutual company affiliate (the Progressive Group of Insurance Companies) provide personal and commercial automobile insurance and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles through both an independent insurance agency channel and a direct channel. Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses through both the independent agency and direct channels. We operate our businesses throughout the United States; we also sell personal auto physical damage insurance via the Internet in Australia.

Consolidation Policy

Basis of Consolidation and Reporting  The accompanying consolidated financial statements include the accounts of The Progressive Corporation, its subsidiaries, which are wholly owned, and affiliates, in which we have a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation.

Estimates And Assumptions Policy

Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.

Investment Policy

Investments  Progressive’s fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.

Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.

Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of future expected repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are based on market expectations and are updated quarterly.

Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments and are reported at fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.

Short-term investments may include Eurodollar deposits, commercial paper, repurchase transactions, and other securities expected to mature within one year. In addition, short-term investments can include auction rate securities (i.e., certain municipal bonds and preferred stocks). Due to the nature of auction rate securities, these securities are classified as short-term based upon their expected auction date (generally 7-49 days) rather than on their contractual maturity date (which is greater than one year at original issuance). In the event that an auction fails, the security may need to be reclassified from short-term. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income.

Trading securities are securities bought principally for the purpose of sale in the near term. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.

Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge)
•	Foreign currency of an investment in a foreign operation (foreign currency hedge), or
•	Variable cash flows of a forecasted transaction (cash flow hedge).

To the extent we have derivatives held for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.

Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge is in effect.
•

Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•

Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective or discontinued, the following accounting treatment would be applied:

•

Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

•

Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.

For all derivative positions, net cash requirements are limited to changes in fair values, which may vary based upon changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.

Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to: (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities that are in a loss position to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment as a component of net realized gains (losses) in the comprehensive income statement, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the comprehensive income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (securities with embedded call options, where the call option is a feature of the overall change in the value of the instrument).

Insurance Premiums and Receivables Policy

Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that is applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk. We perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.

Deferred Acquisition Costs Policy

Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. Prior to January 1, 2012, these acquisition costs were deferrable regardless of whether a successful acquisition occurred (see the New Accounting Standards section below). These acquisition costs are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term. We do not defer any advertising costs.

Reserve For Losses And Loss Adjustment Expenses

Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income currently. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance Policy

Reinsurance  Our reinsurance transactions primarily include premiums ceded to state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association and North Carolina Reinsurance Facility) and premiums written under state-mandated involuntary plans for commercial vehicles (Commercial Auto Insurance Procedures/Plans – “CAIP”) (collectively, “State Plans”) (see Note 7 – Reinsurance for further discussion). Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written.

Income Tax Policy

Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs on securities determined to be other-than-temporarily impaired, and derivative instruments), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property, Plant and Equipment Policy

Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and include capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for most computer equipment and the straight-line method for certain computer equipment and all other fixed assets. The useful lives range from 2 to 3 years for computer equipment and laptop computers; 7 to 40 years for buildings, improvements, and integrated components; and 3 to 10 years for all other property and equipment. Land and buildings comprised 75% of total property and equipment at both December 31, 2012 and 2011.

Guaranty Fund Assessments Policy

Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based.

Fees and Other Revenues

Fees and Other Revenues  Fees and other revenues primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees. Other revenues may include revenue from the sale of tax credits, rental income, and other revenue transactions.

Revision

Revision  We revised the presentation of our Statements of Comprehensive Income for the years ended December 31, 2011 and 2010, to correctly classify $266.5 million and $252.2 million, respectively, of fees and other revenues as a component of total revenues and to conform to our current-year presentation. Previously, these items were presented net within our other underwriting expenses, which was not in compliance with GAAP, thereby understating both total revenues and total expenses. These revisions were not considered to be material, individually or in the aggregate, to previously issued financial statements. These revisions had no effect on the results of operations (net or comprehensive income), financial condition (shareholders’ equity), or cash flows in any period presented or in any previously issued financial statements.

Non-Insurance Service Business

Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans include acquisition expenses, which are deferred and amortized over the period in which the related revenues are earned. Other service business revenues and expenses are recorded in the period in which they are earned or incurred.

Equity-Based Compensation

Equity-Based Compensation  We currently issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Prior to 2010, we issued restricted stock awards, instead of restricted stock unit awards, to employees. Collectively, we refer to these awards as “restricted equity awards.” We currently do not issue stock options as a form of equity compensation. Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective estimated vesting periods.

We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain restricted equity awards based on the “qualified retirement” provisions in our incentive compensation plans, under which (among other provisions) the vesting of 50% of outstanding time-based restricted equity awards will accelerate upon retirement if the participant is 55 years of age or older and satisfies certain years-of-service requirements.

Net Income Per Share Policy

Net Income Per Share  Basic net income per share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based and performance-based restricted equity awards that are subject to forfeiture. Diluted net income per share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	stock option exercises (all remaining stock options were exercised in 2012)
•	time-based restricted equity awards, and
•	certain performance-based restricted equity awards that satisfied contingency conditions during the period.

Cash Flow Supplemental Disclosure	Supplemental Cash Flow Information Cash includes only bank demand deposits. Non-cash activity includes declared but unpaid dividends.
New Accounting Standards

New Accounting Standards  On January 1, 2012, we adopted, on a prospective basis, the accounting standard update related to the accounting for the deferral of costs associated with the successful acquisition or renewal of insurance contracts. As a result, $23 million of deferred acquisition costs that no longer met the criteria for deferral upon adoption were recognized as a reduction to income in 2012.

Reporting And Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2012	$.3
2011	.4
2010	1.1

Equity-based Compensation and Related Tax Benefits

The total compensation expense recognized for our equity-based compensation for the years ended December 31, was:

(millions)	2012	2011	2010
Pretax expense	$63.4	$50.5	$45.9
Tax benefit	22.2	17.7	16.1

Supplemental Cash Flow Information

Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2012	2011	2010
Income taxes, net of refunds	$389.1	$435.0	$434.0
Interest	135.0	129.5	138.4

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investment Portfolio by Major Security Type

The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,806.4	$90.1	$0	$0	$2,896.5	17.6%
State and local government obligations	1,914.4	50.6	(.6)	0	1,964.4	11.9
Corporate debt securities	2,982.9	124.7	(1.0)	6.4	3,113.0	18.9
Residential mortgage-backed securities	413.4	24.0	(9.2)	0	428.2	2.6
Commercial mortgage-backed securities	1,963.9	84.9	(.1)	0	2,048.7	12.4
Other asset-backed securities	936.0	12.9	(.1)	(.2)	948.6	5.8
Redeemable preferred stocks	356.9	30.5	(12.7)	0	374.7	2.3

Total fixed maturities	11,373.9	417.7	(23.7)	6.2	11,774.1	71.5
Equity securities:
Nonredeemable preferred stocks	404.0	404.6	0	3.8	812.4	4.9
Common equities	1,370.3	539.0	(10.3)	0	1,899.0	11.5
Short-term investments:
Other short-term investments	1,990.0	0	0	0	1,990.0	12.1

Total portfolio[2,3]	$15,138.2	$1,361.3	$(34.0)	$10.0	$16,475.5	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,842.7	$120.3	$0	$0	$2,963.0	18.6%
State and local government obligations	1,938.6	64.1	(.6)	0	2,002.1	12.5
Corporate debt securities	2,801.5	94.3	(6.5)	6.9	2,896.2	18.1
Residential mortgage-backed securities	452.9	9.3	(35.3)	0	426.9	2.7
Commercial mortgage-backed securities	1,829.8	52.3	(5.5)	0	1,876.6	11.8
Other asset-backed securities	1,210.9	11.3	(1.3)	(.3)	1,220.6	7.6
Redeemable preferred stocks	379.3	18.6	(24.0)	0	373.9	2.3

Total fixed maturities	11,455.7	370.2	(73.2)	6.6	11,759.3	73.6
Equity securities:
Nonredeemable preferred stocks	473.7	342.6	(3.7)	(6.3)	806.3	5.1
Common equities	1,431.0	440.0	(25.4)	0	1,845.6	11.6
Short-term investments:
Other short-term investments	1,551.8	0	0	0	1,551.8	9.7

Total portfolio[2,3]	$14,912.2	$1,152.8	$(102.3)	$.3	$15,963.0	100.0%

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.

[3]

The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2012	2011
Fixed maturities:
Corporate debt securities	$176.1	$234.9
Other asset-backed securities	16.4	15.5

Total fixed maturities	192.5	250.4
Equity securities:
Nonredeemable preferred stocks	52.8	14.2

Total hybrid securities	$245.3	$264.6

Composition of Fixed Maturities by Maturity

The composition of fixed maturities by maturity at December 31, 2012, was:

(millions)	Cost	Fair Value
Less than one year	$1,432.3	$1,462.2
One to five years	8,368.7	8,675.0
Five to ten years	1,426.3	1,484.7
Ten years or greater	146.6	152.2

Total	$11,373.9	$11,774.1

Gross Unrealized Losses by Major Security

The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total Fair	Gross Unrealized	Less than 12 Months		12 Months or Greater
			Fair	Unrealized	Fair	Unrealized
(millions)	Value	Losses	Value	Losses	Value	Losses
December 31, 2012
Fixed maturities:
State and local government obligations	$162.8	$(.6)	$123.1	$(.5)	$39.7	$(.1)
Corporate debt securities	128.2	(1.0)	128.2	(1.0)	0	0
Residential mortgage-backed securities	149.2	(9.2)	40.2	(.6)	109.0	(8.6)
Commercial mortgage-backed securities	7.1	(.1)	2.1	0	5.0	(.1)
Other asset-backed securities	25.0	(.1)	20.8	0	4.2	(.1)
Redeemable preferred stocks	155.7	(12.7)	24.9	0	130.8	(12.7)

Total fixed maturities	628.0	(23.7)	339.3	(2.1)	288.7	(21.6)
Equity securities:
Nonredeemable preferred stocks	0	0	0	0	0	0
Common equities	118.2	(10.3)	100.7	(8.2)	17.5	(2.1)

Total equity securities	118.2	(10.3)	100.7	(8.2)	17.5	(2.1)

Total portfolio	$746.2	$(34.0)	$440.0	$(10.3)	$306.2	$(23.7)

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Fixed maturities:
State and local government obligations	$93.6	$(.6)	$79.5	$(.5)	$14.1	$(.1)
Corporate debt securities	262.7	(6.5)	137.3	(4.6)	125.4	(1.9)
Residential mortgage-backed securities	308.7	(35.3)	34.4	(2.0)	274.3	(33.3)
Commercial mortgage-backed securities	203.7	(5.5)	161.4	(3.5)	42.3	(2.0)
Other asset-backed securities	284.2	(1.3)	259.7	(1.0)	24.5	(.3)
Redeemable preferred stocks	191.4	(24.0)	43.5	(1.5)	147.9	(22.5)

Total fixed maturities	1,344.3	(73.2)	715.8	(13.1)	628.5	(60.1)
Equity securities:
Nonredeemable preferred stocks	19.5	(3.7)	19.5	(3.7)	0	0
Common equities	214.6	(25.4)	196.7	(23.1)	17.9	(2.3)

Total equity securities	234.1	(29.1)	216.2	(26.8)	17.9	(2.3)

Total portfolio	$1,578.4	$(102.3)	$932.0	$(39.9)	$646.4	$(62.4)

Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Orginal Non-Credit Loss at the Time Credit Impairment

The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2012	2011
Fixed maturities:
Residential mortgage-backed securities	$(44.2)	$(44.8)
Commercial mortgage-backed securities	(.9)	(1.0)

Total fixed maturities	$(45.1)	$(45.8)

OTTI Credit Losses Recognized in Earnings

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2012 and 2011, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2012	$34.5	$1.3	$0	$35.8
Credit losses for which an OTTI was previously recognized	.1	0	0	.1
Credit losses for which an OTTI was not previously recognized	.3	0	0	.3
Reductions for securities sold/matured	0	(.2)	0	(.2)
Change in recoveries of future cash flows expected to be collected[1,2]	(3.8)	(.2)	0	(4.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(4.0)	(.3)	0	(4.3)

Ending balance at December 31, 2012	$27.1	$.6	$0	$27.7

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2011	$32.3	$1.0	$6.5	$39.8
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	1.1	.4	0	1.5
Reductions for securities sold/matured	0	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	.8	.3	(6.5)	(5.4)
Reductions for previously recognized credit impairments written-down to fair value[3]	(1.1)	(.4)	0	(1.5)

Ending balance at December 31, 2011	$34.5	$1.3	$0	$35.8

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

[2]	Includes $1.4 million and $2.0 million at December 31, 2012 and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.

[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Components of Net Realized Gains (Losses)

The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2012	2011	2010
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$20.2	$59.1	$39.8
State and local government obligations	15.0	3.5	10.0
Corporate and other debt securities	58.1	23.0	30.3
Residential mortgage-backed securities	1.2	2.0	0
Commercial mortgage-backed securities	19.3	.3	1.0
Other asset-backed securities	.9	2.1	.8
Redeemable preferred stocks	.7	4.6	8.5

Total fixed maturities	115.4	94.6	90.4
Equity securities:
Nonredeemable preferred stocks	78.2	148.9	83.6
Common equities	167.0	11.6	13.4

Subtotal gross realized gains on security sales	360.6	255.1	187.4

Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(1.9)	(9.3)	(12.9)
Corporate and other debt securities	(.6)	(3.5)	(.5)
Redeemable preferred stocks	(.4)	(2.2)	(5.2)

Total fixed maturities	(2.9)	(15.0)	(18.6)
Equity securities:
Nonredeemable preferred stocks	(1.1)	0	0
Common equities	(27.1)	(36.5)	(7.2)

Subtotal gross realized losses on security sales	(31.1)	(51.5)	(25.8)

Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	18.3	49.8	26.9
State and local government obligations	15.0	3.5	10.0
Corporate and other debt securities	57.5	19.5	29.8
Residential mortgage-backed securities	1.2	2.0	0
Commercial mortgage-backed securities	19.3	.3	1.0
Other asset-backed securities	.9	2.1	.8
Redeemable preferred stocks	.3	2.4	3.3

Total fixed maturities	112.5	79.6	71.8
Equity securities:
Nonredeemable preferred stocks	77.1	148.9	83.6
Common equities	139.9	(24.9)	6.2

Subtotal net realized gains (losses) on security sales	329.5	203.6	161.6

Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	(1.6)	(3.3)	(11.1)
Commercial mortgage-backed securities	(.1)	(.6)	(1.9)

Total fixed maturities	(1.7)	(3.9)	(13.0)
Equity securities:
Common equities	(1.8)	(.2)	(.5)

Subtotal other-than-temporary impairment losses	(3.5)	(4.1)	(13.5)

Other gains (losses)
Hybrid securities	14.3	1.7	5.5
Derivative instruments	(43.1)	(98.9)	(58.5)
Litigation settlements	9.6	.3	1.0

Subtotal other gains (losses)	(19.2)	(96.9)	(52.0)

Total net realized gains (losses) on securities	$306.8	$102.6	$96.1

Components of Net Investment Income

The components of net investment income for the years ended December 31, were:

(millions)	2012	2011	2010
Fixed maturities:
U.S. government obligations	$49.8	$58.0	$80.8
State and local government obligations	51.1	60.0	65.4
Corporate debt securities	107.5	106.7	84.3
Residential mortgage-backed securities	16.1	18.6	21.7
Commercial mortgage-backed securities	82.2	83.4	99.1
Other asset-backed securities	20.3	24.5	21.8
Redeemable preferred stocks	24.2	33.0	45.5

Total fixed maturities	351.2	384.2	418.6
Equity securities:
Nonredeemable preferred stocks	43.8	57.7	70.6
Common equities	44.9	35.7	27.3
Short-term investments:
Other short-term investments	3.1	2.4	3.6

Investment income	443.0	480.0	520.1
Investment expenses	(15.4)	(13.5)	(11.9)

Net investment income	$427.6	$466.5	$508.2

Derivative Instruments

The following table shows the status of our derivative instruments at December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011, and 2010; amounts are on a pretax basis:

(millions)					Balance Sheet			Comprehensive Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Net Realized Gains (Losses) on Securities
	December 31,					December 31,		Years ended December 31,
Derivatives designated as:	2012	2011	2010	Purpose	Classification	2012	2011	2012	2011	2010
Hedging instruments
Closed:
Ineffective cash flow hedge	$31	$15	$223	Manage interest rate risk	NA	$0	$0	$.6	$.3	$5.8

Non-hedging instruments
Assets:
Corporate credit default swaps	0	25	35	Manage credit risk	Investments - fixed maturities	0	.7	0	(.2)	2.5

Liabilities:
Interest rate swaps	1,263	1,263	713	Manage portfolio duration	Other liabilities	(95.5)	(76.1)	(42.7)	(74.0)	(66.6)

Closed:								0	(25.5)	0
Interest rate swaps	0	350	0	Manage portfolio duration	NA	0	0

Corporate credit default swaps	25	10	25	Manage credit risk	NA	0	0	(1.0)	.5	(.2)

Total	NA	NA	NA			$(95.5)	$(75.4)	$(43.1)	$(98.9)	$(58.5)

[1]The	amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.

NA = Not Applicable

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Investment Portfolio by Major Security Type

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,896.5	$0	$0	$2,896.5	$2,806.4
State and local government obligations	0	1,964.4	0	1,964.4	1,914.4
Corporate debt securities	0	3,113.0	0	3,113.0	2,982.9

Subtotal	2,896.5	5,077.4	0	7,973.9	7,703.7

Asset-backed securities:
Residential mortgage-backed	0	382.7	45.5	428.2	413.4
Commercial mortgage-backed	0	2,023.4	25.3	2,048.7	1,963.9
Other asset-backed	0	948.6	0	948.6	936.0

Subtotal asset-backed securities	0	3,354.7	70.8	3,425.5	3,313.3

Redeemable preferred stocks:
Financials	0	129.7	0	129.7	110.7
Utilities	0	66.7	0	66.7	64.9
Industrials	0	178.3	0	178.3	181.3

Subtotal redeemable preferred stocks	0	374.7	0	374.7	356.9

Total fixed maturities	2,896.5	8,806.8	70.8	11,774.1	11,373.9

Equity securities:
Nonredeemable preferred stocks:
Financials	259.6	494.5	31.9	786.0	383.3
Utilities	0	26.4	0	26.4	20.7

Subtotal nonredeemable preferred stocks	259.6	520.9	31.9	812.4	404.0

Common equities:
Common stocks	1,887.0	0	0	1,887.0	1,367.2
Other risk investments	0	0	12.0	12.0	3.1

Subtotal common equities	1,887.0	0	12.0	1,899.0	1,370.3

Total fixed maturities and equity securities	5,043.1	9,327.7	114.7	14,485.5	13,148.2

Short-term investments:
Other short-term investments	1,679.9	310.1	0	1,990.0	1,990.0

Total portfolio	$6,723.0	$9,637.8	$114.7	$16,475.5	$15,138.2

Debt	$0	$2,394.4	$0	$2,394.4	$2,063.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,963.0	$0	$0	$2,963.0	$2,842.7
State and local government obligations	0	2,002.1	0	2,002.1	1,938.6
Corporate debt securities	0	2,896.2	0	2,896.2	2,801.5

Subtotal	2,963.0	4,898.3	0	7,861.3	7,582.8

Asset-backed securities:
Residential mortgage-backed	0	364.6	62.3	426.9	452.9
Commercial mortgage-backed	0	1,855.3	21.3	1,876.6	1,829.8
Other asset-backed	0	1,218.0	2.6	1,220.6	1,210.9

Subtotal asset-backed securities	0	3,437.9	86.2	3,524.1	3,493.6

Redeemable preferred stocks:
Financials	24.1	107.2	0	131.3	124.3
Utilities	0	68.1	0	68.1	70.8
Industrials	0	174.5	0	174.5	184.2

Subtotal redeemable preferred stocks	24.1	349.8	0	373.9	379.3

Total fixed maturities	2,987.1	8,686.0	86.2	11,759.3	11,455.7

Equity securities:
Nonredeemable preferred stocks:
Financials	227.9	525.4	0	753.3	433.7
Utilities	0	53.0	0	53.0	40.0

Subtotal nonredeemable preferred stocks	227.9	578.4	0	806.3	473.7

Common equities:
Common stocks	1,834.1	0	0	1,834.1	1,427.3
Other risk investments	0	0	11.5	11.5	3.7

Subtotal common equities	1,834.1	0	11.5	1,845.6	1,431.0

Total fixed maturities and equity securities	$5,049.1	$9,264.4	$97.7	14,411.2	13,360.4

Short-term investments:
Other short-term investments[1]				1,551.8	1,551.8

Total portfolio				$15,963.0	$14,912.2

Debt[1]				$2,664.7	$2,442.1

[1]	Under the prior accounting guidance, fair value hierarchies were not required.

Summary of Changes in Fair Value Associated With Level 3 Assets

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2012 and 2011:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2011	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2012
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$62.3	$(17.3)	$0	$0	$0	$.5	$0	$45.5
Commercial mortgage-backed	21.3	(3.7)	0	0	0	7.7	0	25.3
Other asset-backed	2.6	(2.6)	0	0	0	0	0	0

Total asset-backed securities	86.2	(23.6)	0	0	0	8.2	0	70.8
Corporate debt securities	0	0	0	0	0	0	0	0

Total fixed maturities	86.2	(23.6)	0	0	0	8.2	0	70.8

Equity securities:
Nonredeemable preferred stocks:
Financials[1]	0	0	28.5	0	0	3.4	0	31.9
Common equities:
Other risk investments	11.5	(.2)	0	0	0	.7	0	12.0

Total Level 3 securities	$97.7	$(23.8)	$28.5	$0	$0	$12.3	$0	$114.7

[1]	The $3.4 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2010	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2011
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$96.7	$(19.5)	$0	$0	$0	$.5	$(15.4)	$62.3
Commercial mortgage-backed	27.5	(.3)	0	0	0	(5.9)	0	21.3
Other asset-backed	5.0	(2.6)	0	0	0	.2	0	2.6

Total asset-backed securities	129.2	(22.4)	0	0	0	(5.2)	(15.4)	86.2
Corporate debt securities	29.5	0	0	(27.9)	(.6)	(1.0)	0	0

Total fixed maturities	158.7	(22.4)	0	(27.9)	(.6)	(6.2)	(15.4)	86.2

Equity securities:
Nonredeemable preferred stocks:
Financials	0	0	0	0	0	0	0	0
Common equities:
Other risk investments	11.8	0	0	0	0	(.3)	0	11.5

Total Level 3 securities	$170.5	$(22.4)	$0	$(27.9)	$(.6)	$(6.5)	$(15.4)	$97.7

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.

Summary of Quantitative Information about Level 3 Fair Value Measurements

The following table provides a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2012	Valuation Technique	Unobservable Input		Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$.2	External vendor	Prepayment rate	[1]	16
Commercial mortgage-backed	25.3	External vendor	Prepayment rate	[2]	0

Total fixed maturities	25.5

Equity securities:
Nonredeemable preferred stocks:
Financials	31.9	Multiple of tangible net book value	Price to book ratio multiple		1.9
Common equities:
Other risk investments	11.2	Discounted consolidated equity	Discount for lack of marketability		20%

Subtotal Level 3 securities	68.6

Third-party pricing exemption securities[3]	46.1

Total Level 3 securities	$114.7

[1]	Assumes that one security has 16% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2]	Assumes that three securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Table

Debt at December 31 consisted of:

	2012		2011
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.375% Senior Notes due 2012 (issued: $350.0, December 2001)	$0	$0	$350.0	$350.5
7% Notes due 2013 (issued: $150.0, October 1993)	149.9	157.1	149.7	162.4
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	497.3	549.1	497.0	525.3
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.2	385.0	295.0	364.4
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.5	513.5	394.4	492.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
(issued: $1,000.0, June 2007; outstanding: $731.2 and $762.1)	726.2	789.7	756.0	769.7

Total	$2,063.1	$2,394.4	$2,442.1	$2,664.7

Aggregate Principal Payments on Debt Outstanding	Aggregate principal payments on debt outstanding at December 31, 2012, is as follows:

(millions) Year	Payments
2013	$150.0
2014	0
2015	0
2016	0
2017	0
Thereafter	1,931.2

Total	$2,081.2

Cash Flow Hedging
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income

The original unrealized gain (loss) at the time of each debt issuance and the unamortized balance at December 31, 2012, on a pretax basis, of these hedges, were as follows:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2012
6.375% Senior Notes	$18.4	$0
3.75% Senior Notes	(5.1)	(4.5)
6 5/8% Senior Notes	(4.2)	(3.4)
6.25% Senior Notes	5.1	4.3
6.70% Debentures	34.4	13.0

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Provision

The components of our income tax provision were as follows:

(millions)	2012	2011	2010
Current tax provision	$424.8	$440.2	$433.9
Deferred tax expense (benefit)	(9.4)	31.3	63.0

Total income tax provision	$415.4	$471.5	$496.9

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate

The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2012		2011		2010
Income before income taxes	$1,317.7		$1,487.0		$1,565.2

Tax at statutory rate	$461.2	35%	$520.5	35%	$547.8	35%
Tax effect of:
Exempt interest income	(14.7)	(1)	(17.5)	(1)	(19.4)	(1)
Dividends received deduction	(18.2)	(1)	(18.2)	(1)	(17.2)	(1)
Tax credits	0	0	(9.1)	(1)	0	0
Tax-deductible dividends	(11.9)	(1)	(3.8)	0	(13.0)	(1)
Other items, net	(1.0)	0	(.4)	0	(1.3)	0

Total income tax provision	$415.4	32%	$471.5	32%	$496.9	32%

Components of Net Deferred Tax Assets

At December 31, 2012 and 2011, the components of the net deferred tax asset were as follows:

(millions)	2012	2011
Deferred tax assets:
Unearned premiums reserve	$344.3	$319.1
Investment basis differences	208.3	246.1
Non-deductible accruals	191.6	172.1
Loss and loss adjustment expense reserves	107.3	113.6
Other	3.9	5.2
Deferred tax liabilities:
Net unrealized gains on securities	(464.5)	(367.7)
Hedges on forecasted transactions	(3.3)	(4.3)
Deferred acquisition costs	(152.1)	(151.8)
Property and equipment	(103.6)	(109.9)
Prepaid expenses	(12.2)	(16.1)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(4.5)

Net deferred tax asset	$109.4	$196.0

Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2012
Activity in Loss and Loss Adjustment Expense Reserves

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2012	2011	2010
Balance at January 1	$7,245.8	$7,071.0	$6,653.0
Less reinsurance recoverables on unpaid losses	785.7	704.1	529.4

Net balance at January 1	6,460.1	6,366.9	6,123.6

Incurred related to:
Current year	11,926.0	10,876.8	10,451.7
Prior years	22.0	(242.0)	(320.4)

Total incurred	11,948.0	10,634.8	10,131.3

Paid related to:
Current year	7,895.3	7,289.3	6,841.0
Prior years	3,536.5	3,252.3	3,047.0

Total paid	11,431.8	10,541.6	9,888.0

Net balance at December 31	6,976.3	6,460.1	6,366.9
Plus reinsurance recoverables on unpaid losses	862.1	785.7	704.1

Balance at December 31	$7,838.4	$7,245.8	$7,071.0

Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Effect of Reinsurance on Premiums Written and Earned

The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2012		2011		2010
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$16,558.8	$16,207.6	$15,333.1	$15,107.5	$14,700.0	$14,519.2
Ceded	(186.1)	(189.6)	(186.5)	(204.7)	(223.2)	(204.4)

Net premiums	$16,372.7	$16,018.0	$15,146.6	$14,902.8	$14,476.8	$14,314.8

Prepaid Reinsurance Premiums and Reinsurance Recoverables

Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
	2012		2011		2012		2011
($ in millions)	$	%	$	%	$	%	$	%
MCCA	$25.4	38%	$21.4	31%	$739.2	82%	$650.4	80%
NCRF	19.5	30	19.0	27	50.6	6	51.4	6
CAIP	15.4	23	12.7	18	66.3	7	58.4	7

State Plans	60.3	91	53.1	76	856.1	95	760.2	93
Non-State Plans	6.0	9	16.7	24	44.9	5	57.8	7

Total	$66.3	100%	$69.8	100%	$901.0	100%	$818.0	100%

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Amounts Charged to Income for Employees Incentive Compensation Plans

The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2012		2011		2010
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$207.0	$134.6	$196.1	$127.5	$257.3	$167.2
Equity	63.4	41.2	50.5	32.8	45.9	29.8

Assets Held in Deferral Plan Irrevocable Grantor Trust Account

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2012	2011
Progressive common shares[1]	$53.3	$35.2
Other investment funds	73.4	66.2

Total	$126.7	$101.4

[1]	Includes 1.3 million and 0.7 million common shares as of December 31, 2012 and 2011, respectively, to be distributed in common shares.

Director
Summary of Restricted Stock Activity

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2012		2011		2010
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	94,106	$21.80	109,545	$20.86	118,984	$15.79
Add (deduct):
Granted	92,957	21.41	94,106	21.80	112,670	20.75
Vested	(94,106)	21.80	(109,545)	20.86	(122,109)	15.82

End of year	92,957	$21.41	94,106	$21.80	109,545	$20.86

Available, end of year[1]	570,138		663,095		757,201

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Summary of Stock Option Activity

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2012		2011		2010
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	36,237	$12.51	120,125	$10.34	312,545	$8.46
Add:
Antidilution adjustment[1]	NA	NA	NA	NA	5,787	NA
Deduct:
Exercised	(36,237)	12.51	(83,888)	9.41	(198,207)	7.07

End of year	0	$0	36,237	$12.51	120,125	$10.34

Exercisable, end of year[2]	0	$0	36,237	$12.51	120,125	$10.34

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

[2]	The 1998 Directors’ Stock Option Plan has expired.

Employee
Summary of Restricted Stock Activity

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2012		2011		2010
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	12,296,847	$16.86	11,681,826	$16.55	10,614,016	$17.04
Add (deduct):
Granted[2]	2,680,229	19.11	2,483,461	20.03	2,841,400	17.50
Vested	(3,188,111)	15.23	(1,571,237)	19.88	(1,337,647)	22.72
Forfeited	(162,984)	17.93	(297,203)	15.41	(435,943)	15.58

End of year[3,4]	11,625,981	$17.80	12,296,847	$16.86	11,681,826	$16.55

Available, end of year[5]	15,624,677		18,141,922		20,328,180

[1]

Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2012, 2011, and 2010, the number granted includes 440,029, 55,288, and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

At December 31, 2012, the number of shares included 3,393,981 performance-based awards at their target amounts. We expect 4,404,766 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2012, the total unrecognized compensation cost related to unvested equity awards was $86.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.

[5]

Represents shares available under the 2003 Incentive Plan and the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 2,438,119 shares thereunder are no longer available for future issuance, however dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.

Summary of Stock Option Activity

The following table is a summary of all employee stock option activity during the years ended December 31, 2011 and 2010. All non-qualified stock options vested on or before January 1, 2007 and expired on December 31, 2011. All options granted had an exercise price equal to the market value of the common shares on the date of grant.

	2011		2010
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	1,916,416	$11.31	5,102,888	$9.31
Add:
Antidilution adjustment[1]	NA	NA	97,387	NA
Deduct:
Exercised	(1,913,552)	11.31	(3,283,859)	7.87
Forfeited	(2,864)	11.28	0	0

End of year	0	$0	1,916,416	$11.31

Exercisable, end of year	0	$0	1,916,416	$11.31

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Revenue and Operating Income from Segments to Consolidated

Following are the operating results for the years ended December 31:

	2012		2011		2010
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$8,103.9	$338.9	$7,627.4	$564.9	$7,419.7	$601.0
Direct	6,264.2	289.5	5,803.7	354.4	5,407.2	291.1

Total Personal Lines[1]	14,368.1	628.4	13,431.1	919.3	12,826.9	892.1
Commercial Auto	1,649.0	86.3	1,467.1	133.5	1,474.2	185.0
Other indemnity	.9	(5.8)	4.6	(5.5)	13.7	6.4

Total underwriting operations	16,018.0	708.9	14,902.8	1,047.3	14,314.8	1,083.5
Fees and other revenues[2]	281.8	NA	266.5	NA	252.2	NA
Service businesses	36.1	0	22.8	3.4	25.9	4.5
Investments[3]	749.8	734.4	582.6	569.1	616.2	604.3
Gains (losses) on extinguishment of debt	(1.8)	(1.8)	(.1)	(.1)	6.4	6.4
Interest expense	NA	(123.8)	NA	(132.7)	NA	(133.5)

Consolidated total	$17,083.9	$1,317.7	$15,774.6	$1,487.0	$15,215.5	$1,565.2

[1]

Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in both 2012 and 2011, and 90% in 2010; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.

[2]	Pretax profit (loss) for fees and other revenues are allocated to operating segments.

[3]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

NA	= Not Applicable

Underwriting Margins and Combined Ratios for our Underwriting Operations

Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2012		2011		2010
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	4.2%	95.8	7.4%	92.6	8.1%	91.9
Direct	4.6	95.4	6.1	93.9	5.4	94.6
Total Personal Lines	4.4	95.6	6.8	93.2	7.0	93.0
Commercial Auto	5.2	94.8	9.1	90.9	12.5	87.5
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	4.4	95.6	7.0	93.0	7.6	92.4

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) for the years ended December 31, were as follows:

	2012			2011			2010
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Net unrealized gains (losses) on securities:
Arising during period:
Fixed maturities	$165.0	$(57.7)	$107.3	$132.9	$(46.5)	$86.4	$302.9	$(106.0)	$196.9
Equity securities	323.0	(113.1)	209.9	(57.5)	20.1	(37.4)	241.7	(84.6)	157.1
Net non-credit related OTTI losses, adjusted for valuation changes	7.9	(2.8)	5.1	(5.5)	1.9	(3.6)	21.4	(7.5)	13.9
Reclassification adjustment for (gains) losses realized in net income:
Fixed maturities	(75.9)	26.6	(49.3)	(47.4)	16.6	(30.8)	46.3	(16.2)	30.1
Equity securities	(143.2)	50.1	(93.1)	(152.5)	53.4	(99.1)	(93.7)	32.8	(60.9)

Change in net unrealized gains (losses) on securities	276.8	(96.9)	179.9	(130.0)	45.5	(84.5)	518.6	(181.5)	337.1
Net unrealized gains (losses) on forecasted transactions:[1]
Arising during period	0	0	0	(5.1)	1.8	(3.3)	0	0	0
Reclassification adjustment for amounts realized in net income[2]	(2.8)	1.0	(1.8)	(5.3)	1.8	(3.5)	(10.6)	3.7	(6.9)

Change in net unrealized gains on forecasted transactions	(2.8)	1.0	(1.8)	(10.4)	3.6	(6.8)	(10.6)	3.7	(6.9)
Foreign currency translation adjustment	.6	(.2)	.4	.2	(.1)	.1	1.2	(.9)	.3

Other comprehensive income (loss)	$274.6	$(96.1)	$178.5	$(140.2)	$49.0	$(91.2)	$509.2	$(178.7)	$330.5

[1]	Entered into for the purpose of managing interest rate risk associated with our debt issuances.

[2]

We expect to reclassify $2.2 million (pretax) into income during the next 12 months. During 2012, 2011, and 2010, we reclassified $0.6 million, $0.3 million, and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 – Debt for further discussion).

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2012, were as follows:

(millions)	Commitments
2013	$47.1
2014	38.8
2015	29.6
2016	18.2
2017	8.3
Thereafter	9.5

Total	$151.5

Expense Incurred for Leases

The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2012	$71.9
2011	80.8
2010	96.7

Summary Of Investments - Other than Investments In Related Parties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 15,138.2
Fair Value	16,475.5
Amount At Which Shown In The Balance Sheet	16,475.5
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,373.9
Fair Value	11,774.1
Amount At Which Shown In The Balance Sheet	11,774.1
Fixed maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,806.4
Fair Value	2,896.5
Amount At Which Shown In The Balance Sheet	2,896.5
Fixed maturities | Bonds | State and local government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,914.4
Fair Value	1,964.4
Amount At Which Shown In The Balance Sheet	1,964.4
Fixed maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	48
Fair Value	48.4
Amount At Which Shown In The Balance Sheet	48.4
Fixed maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,934.9
Fair Value	3,064.6
Amount At Which Shown In The Balance Sheet	3,064.6
Fixed maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,313.3
Fair Value	3,425.5
Amount At Which Shown In The Balance Sheet	3,425.5
Fixed maturities | Redeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	356.9
Fair Value	374.7
Amount At Which Shown In The Balance Sheet	374.7
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,774.3
Fair Value	2,711.4
Amount At Which Shown In The Balance Sheet	2,711.4
Equity securities | Common Stocks, by Industry | Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	102
Fair Value	134.1
Amount At Which Shown In The Balance Sheet	134.1
Equity securities | Common Stocks, by Industry | Financials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	199.2
Fair Value	260.1
Amount At Which Shown In The Balance Sheet	260.1
Equity securities | Common Stocks, by Industry | Industrials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,069.1
Fair Value	1,504.8
Amount At Which Shown In The Balance Sheet	1,504.8
Equity securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	404
Fair Value	812.4
Amount At Which Shown In The Balance Sheet	812.4
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,990	[1]
Fair Value	1,990	[1]
Amount At Which Shown In The Balance Sheet	$ 1,990	[1]

[1]	Includes $21.9 million in treasury bills issued by the Australian government.

Summary Of Investments - Other than Investments In Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 15,138.2
Fair Value	16,475.5
Amount At Which Shown In The Balance Sheet	16,475.5
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,990	[1]
Fair Value	1,990	[1]
Amount At Which Shown In The Balance Sheet	1,990	[1]
Short-term investments | Foreign Government Debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	21.9
Fair Value	21.9
Amount At Which Shown In The Balance Sheet	$ 21.9

[1]	Includes $21.9 million in treasury bills issued by the Australian government.

Condensed Statements Of Comprehensive Income (Parent Company) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Gains (losses) on extinguishment of debt	$ (1.8)		$ (0.1)		$ 6.4
Total revenues	17,083.9		15,774.6		15,215.5
Expenses
Interest expense	123.8		132.7		133.5
Total expenses	15,766.2		14,287.6		13,650.3
Income before income taxes	1,317.7		1,487		1,565.2
Provision (benefit) for income taxes	415.4		471.5		496.9
Net income	902.3		1,015.5		1,068.3
Other comprehensive income (loss)	178.5		(91.2)		330.5
Comprehensive income	1,080.8		924.3		1,398.8
Parent Company
Revenues
Dividends from subsidiaries	782.3		875.3		1,216.2
Undistributed income (loss) from subsidiaries	193.1		225.7		(73.5)
Equity in net income of subsidiaries	975.4	[1]	1,101	[1]	1,142.7	[1]
Intercompany investment income	6.1	[1]	5.6	[1]	6.6	[1]
Gains (losses) on extinguishment of debt	(1.8)		(0.1)		6.4
Total revenues	979.7		1,106.5		1,155.7
Expenses
Interest expense	126.3		138		139.5
Deferred compensation	5.5	[2]	0.4	[2]	4.3	[2]
Other operating costs and expenses	3.7		4.7		3.9
Total expenses	135.5		143.1		147.7
Income before income taxes	844.2		963.4		1,008
Provision (benefit) for income taxes	(58.1)		(52.1)		(60.3)
Net income	902.3		1,015.5		1,068.3
Other comprehensive income (loss)	178.5		(91.2)		330.5
Comprehensive income	$ 1,080.8		$ 924.3		$ 1,398.8

[1]	Eliminated in consolidation.
[2]	See Note 4 - Employee Benefit Plans in these condensed financial statements.

Condensed Balance Sheets (Parent Company) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Net deferred income taxes	$ 109.4		$ 196
Other assets	321.5		261.9
Total assets	22,694.7		21,844.8
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	1,855.5	[1]	1,770.8	[1]
Debt	2,063.1	[2]	2,442.1	[2]
Total liabilities	16,687.7		16,038.1
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 193.1 and 184.7)	604.6		613
Paid-in capital	1,077		1,006.2
Retained earnings	3,454.4		3,495
Total accumulated other comprehensive income	871		692.5
Total shareholders' equity	6,007		5,806.7		6,048.9
Total Liabilities and Shareholders' Equity	22,694.7		21,844.8
Parent Company
Assets
Investment in affiliate	1		1
Investment in subsidiaries	6,648.6	[3]	6,179.5	[3]
Receivable from investment subsidiary	1,322.9	[3]	2,096.6	[3]
Intercompany receivable	296.2	[3]	237.6	[3]
Net deferred income taxes	48.3		40.1
Other assets	82		81
Total assets	8,399		8,635.8
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	156.9		137.4
Dividend payable	172		249.6
Debt	2,063.1		2,442.1
Total liabilities	2,392		2,829.1
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 193.1 and 184.7)	604.6		613
Paid-in capital	1,077		1,006.2
Retained earnings	3,454.4		3,495
Total accumulated other comprehensive income	871		692.5
Total shareholders' equity	6,007		5,806.7
Total Liabilities and Shareholders' Equity	$ 8,399		$ 8,635.8

[1]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.
[2]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.
[3]	Eliminated in consolidation.

Condensed Balance Sheets (Parent Company) (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value	$ 1	$ 1
Common Shares, authorized	900	900
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	193.1	184.7
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value	$ 1	$ 1
Common Shares, authorized	900	900
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	193.1	184.7

Condensed Statements Of Cash Flows (Parent Company) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net income	$ 902.3	$ 1,015.5	$ 1,068.3
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of equity-based compensation	63.4	50.5	45.9
(Gains) losses on extinguishment of debt	1.8	0.1	(6.4)
Changes in:
Accounts payable, accrued expenses, and other liabilities	123.6	35.5	210.2
Income taxes	19.8	28.4	48.1
Other, net	(10.4)	5.9	(10)
Net cash provided by operating activities	1,691.4	1,497.9	1,679.3
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities	(264.9)	(744.9)	(486.5)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	0.5	22.4	27.2
Tax benefit from exercise/vesting of equity-based compensation	5.8	6.4	14
Net proceeds from debt issuance	0	491.9	0
Payment of debt	(350)	0	0
Reacquisition of debt	(32.5)	(15)	(214.3)
Dividends paid to shareholders	(853.7)	(263.6)	(763.7)
Acquisition of treasury shares	(174.2)	(997.8)	(258.6)
Net cash used in financing activities	(1,404.1)	(755.7)	(1,195.4)
Increase (decrease) in cash	23.4	(3.2)	(1.8)
Cash, beginning of year	155.7	158.9	160.7
Cash, End of year	179.1	155.7	158.9
Parent Company
Cash Flows From Operating Activities:
Net income	902.3	1,015.5	1,068.3
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(193.1)	(225.7)	73.5
Amortization of equity-based compensation	2	2.1	2.4
(Gains) losses on extinguishment of debt	1.8	0.1	(6.4)
Changes in:
Intercompany receivable	(58.6)	(58.5)	(54.1)
Accounts payable, accrued expenses, and other liabilities	0.3	4.5	7.3
Income taxes	21.7	(3.4)	(12.2)
Other, net	(9.9)	4.2	(1.9)
Net cash provided by operating activities	666.5	738.8	1,076.9
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(36.1)	(11.8)	(3.5)
Received from investment subsidiary	773.7	23.6	122
Net cash provided by (used in) investing activities	737.6	11.8	118.5
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	0.5	22.4	27.2
Tax benefit from exercise/vesting of equity-based compensation	5.8	6.4	14
Net proceeds from debt issuance	0	497	0
Payment of debt	(350)	0	0
Reacquisition of debt	(32.5)	(15)	(214.3)
Dividends paid to shareholders	(853.7)	(263.6)	(763.7)
Acquisition of treasury shares	(174.2)	(997.8)	(258.6)
Net cash used in financing activities	(1,404.1)	(750.6)	(1,195.4)
Increase (decrease) in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, End of year	$ 0	$ 0	$ 0

Condensed Financial Information Of Registrant - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Securities Held in Consolidated Non-Insurance Subsidiary	$ 1.4	$ 2

Progressive Corporation Cash Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Income taxes, net of refunds	$ 389.1	$ 435	$ 434
Interest	$ 135	$ 129.5	$ 138.4

Supplementary Insurance Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 434.5	[1]	$ 433.6	[1]	$ 417.2	[1]
Future policy benefits, losses, claims, and loss expenses	7,838.4	[1]	7,245.8	[1]	7,071	[1]
Unearned premiums	4,930.7	[1]	4,579.4	[1]	4,353.8	[1]
Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Premium revenue	16,018		14,902.8		14,314.8
Net investment income	427.6	[1],[2]	466.5	[1],[2]	508.2	[1],[2]
Benefits, claims, losses, and settlement expenses	11,948		10,634.8		10,131.3
Amortization of deferred policy acquisition costs	1,436.6		1,399.2		1,359.9
Other operating expenses	2,206.3		2,088		1,992.3
Net premiums written	16,372.7		15,146.6		14,476.8
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	14,368.1		13,431.1		12,826.9
Benefits, claims, losses, and settlement expenses	10,745.3		9,615.2		9,159.6
Amortization of deferred policy acquisition costs	1,250.4		1,231.9		1,188.1
Other operating expenses	2,010.5		1,915.6		1,814.7
Net premiums written	14,636.8		13,612.2		13,024.4
Commercial Auto
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	1,649		1,467.1		1,474.2
Benefits, claims, losses, and settlement expenses	1,196.6		1,010.7		958.6
Amortization of deferred policy acquisition costs	186.2		166.6		167.9
Other operating expenses	195.2		171.9		177.9
Net premiums written	1,735.9		1,534.3		1,449.5
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	0.9		4.6		13.7
Benefits, claims, losses, and settlement expenses	6.1		8.9		13.1
Amortization of deferred policy acquisition costs	0		0.7		3.9
Other operating expenses	0.6		0.5		(0.3)
Net premiums written	$ 0		$ 0.1		$ 2.9

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.

Reinsurance (Detail) (Property, Liability and Casualty Insurance Segment, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Liability and Casualty Insurance Segment
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	$ 16,207.6	$ 15,107.5	$ 14,519.2
Ceded to Other Companies	189.6	204.7	204.4
Assumed From Other Companies	0	0	0
Net Amount	$ 16,018	$ 14,902.8	$ 14,314.8
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%

Supplemental Information Concerning Property - Casualty Insurance Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Losses and Loss Adjustment Expenses Incurred Related to Current Year	$ 11,926	$ 10,876.8	$ 10,451.7
Losses and Loss Adjustment Expenses Incurred Related to Prior Years	22	(242)	(320.4)
Paid Losses and Loss Adjustment Expenses	$ 11,431.8	$ 10,541.6	$ 9,888

Reporting And Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Fees and other revenues	$ 281.8	$ 266.5	$ 252.2
Deferred acquisition costs	434.5	433.6
Adjustments for New Accounting Pronouncement
Significant Accounting Policies [Line Items]
Deferred acquisition costs		$ 23
computer equipment and laptop computers | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
computer equipment and laptop computers | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Building, Building Improvements, and Integrated Components | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Building, Building Improvements, and Integrated Components | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	40 years
Property, Plant and Equipment, Other Types | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Property, Plant and Equipment, Other Types | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Land and Building
Significant Accounting Policies [Line Items]
Land and buildings as a percentage of total property and equipment	75.00%	75.00%

Interest Capitalized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Interest [Line Items]
Capitalized Interest	$ 0.3	$ 0.4	$ 1.1

Equity Based Compensation (Detail) (Stock Compensation Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax expense	$ 63.4	$ 50.5	$ 45.9
Tax benefit	$ 22.2	$ 17.7	$ 16.1

Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Income taxes, net of refunds	$ 389.1	$ 435	$ 434
Interest	$ 135	$ 129.5	$ 138.4

Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 15,138.2	[1],[2]	$ 14,912.2	[1],[2]
Gross Unrealized Gains	1,361.3	[1],[2]	1,152.8	[1],[2]
Gross Unrealized Losses	(34)	[1],[2]	(102.3)	[1],[2]
Net Realized Gains (Losses)	10	[1],[2],[3]	0.3	[1],[2],[3]
Total investments at fair value	16,475.5	[1],[2]	15,963	[1],[2]
% of Total Fair Value	100.00%	[1],[2]	100.00%	[1],[2]
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Cost	11,373.9		11,455.7
Gross Unrealized Gains	417.7		370.2
Gross Unrealized Losses	(23.7)		(73.2)
Net Realized Gains (Losses)	6.2	[3]	6.6	[3]
Total investments at fair value	11,774.1		11,759.3
% of Total Fair Value	71.50%		73.60%
Fixed maturities | U.S. government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	2,806.4		2,842.7
Gross Unrealized Gains	90.1		120.3
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,896.5		2,963
% of Total Fair Value	17.60%		18.60%
Fixed maturities | State and local government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	1,914.4		1,938.6
Gross Unrealized Gains	50.6		64.1
Gross Unrealized Losses	(0.6)		(0.6)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	1,964.4		2,002.1
% of Total Fair Value	11.90%		12.50%
Fixed maturities | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost	2,982.9		2,801.5
Gross Unrealized Gains	124.7		94.3
Gross Unrealized Losses	(1)		(6.5)
Net Realized Gains (Losses)	6.4	[3]	6.9	[3]
Total investments at fair value	3,113		2,896.2
% of Total Fair Value	18.90%		18.10%
Fixed maturities | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	413.4		452.9
Gross Unrealized Gains	24		9.3
Gross Unrealized Losses	(9.2)		(35.3)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	428.2		426.9
% of Total Fair Value	2.60%		2.70%
Fixed maturities | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,963.9		1,829.8
Gross Unrealized Gains	84.9		52.3
Gross Unrealized Losses	(0.1)		(5.5)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,048.7		1,876.6
% of Total Fair Value	12.40%		11.80%
Fixed maturities | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	936		1,210.9
Gross Unrealized Gains	12.9		11.3
Gross Unrealized Losses	(0.1)		(1.3)
Net Realized Gains (Losses)	(0.2)	[3]	(0.3)	[3]
Total investments at fair value	948.6		1,220.6
% of Total Fair Value	5.80%		7.60%
Fixed maturities | Redeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	356.9		379.3
Gross Unrealized Gains	30.5		18.6
Gross Unrealized Losses	(12.7)		(24)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	374.7		373.9
% of Total Fair Value	2.30%		2.30%
Equity securities | Nonredeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	404		473.7
Gross Unrealized Gains	404.6		342.6
Gross Unrealized Losses	0		(3.7)
Net Realized Gains (Losses)	3.8	[3]	(6.3)	[3]
Total investments at fair value	812.4		806.3
% of Total Fair Value	4.90%		5.10%
Equity securities | Common equities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,370.3		1,431
Gross Unrealized Gains	539		440
Gross Unrealized Losses	(10.3)		(25.4)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	1,899		1,845.6
% of Total Fair Value	11.50%		11.60%
Short-term investments | Other Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost	1,990		1,551.8
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	$ 1,990		$ 1,551.8
% of Total Fair Value	12.10%		9.70%

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.
[3]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

Investment Portfolio by Major Security Type (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Net unsettled security transactions offset in other assets	$ 90,900,000	$ 46,900,000
Securities in the portfolio of a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions	$ 1,400,000,000	$ 2,000,000,000

Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007
Schedule of Investments [Line Items]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	$ 139.4
Gross unrealized losses	34	102.3
Trading securities	0	0
Net realized gains (losses) on securities	314.8	108.1	110
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	0.6	0.3
Cash flow hedge gain recognized as an adjustment to interest expense	2.1	2.6	2.7
Categories of Investments, Marketable Securities, Trading Securities
Schedule of Investments [Line Items]
Net realized gains (losses) on securities	0	0	0
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Schedule of Investments [Line Items]
Repurchase of debt, face amount	30.9	15	222.9
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	0.6	0.3	5.8
Hedge gain (loss) included in accumulated other comprehensive income				34.4
Debt instrument fixed interest rate terms				10 years
Senior notes, issuance amount	1,000	1,000
3.75% Senior Notes due 2021
Schedule of Investments [Line Items]
Hedge gain (loss) included in accumulated other comprehensive income		(5.1)
Senior notes, issuance amount	500	500
Fixed maturities
Schedule of Investments [Line Items]
Gross unrealized losses	23.7	73.2
Fixed maturities | Corporate debt securities
Schedule of Investments [Line Items]
Percentage which the issuer receives the security back at once the change of control is triggered	1.00%
Realized investment losses	12
Gross unrealized losses	1	6.5
Non-Income Producing Investments
Schedule of Investments [Line Items]
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months	0
Value Of Securities Of Any One Issuer Excluding US Government Obligations Exceeding 10 % Of Total Shareholders Equity
Schedule of Investments [Line Items]
Aggregate cost or fair value of securities	0	0
Fixed Income Securities
Schedule of Investments [Line Items]
Gross unrealized losses	23.7
Equity securities
Schedule of Investments [Line Items]
Gross unrealized losses	10.3	29.1
Equity securities | Common equities
Schedule of Investments [Line Items]
Gross unrealized losses	10.3	25.4
Equity securities | Russell One Thousand | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio	89.00%
Equity securities | Managed Equity Strategy | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio	11.00%
Interest Rate Swaps
Schedule of Investments [Line Items]
Exposure position terms	During the year ended December 31, 2012, we held a 9-year interest rate swap position (opened in 2009) and two 5-year interest rate swap positions (opened in 2011); in each case, we are paying a fixed rate and receiving a variable rate, effectively shortening the duration of our fixed-income portfolio.
Cash collateral delivered to the counterparties	105	81.7	52.2
Interest Rate Swaps | Opened in 2009 | Nine Year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term	9 years
Number of Interest rate swap position held	1
Interest Rate Swaps | Opened in 2011 | Five Year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term	5 years
Number of Interest rate swap position held	2
Corporate Credit Default Swaps | Financial Services Sector
Schedule of Investments [Line Items]
Derivative maturity, term	5 years
Cash collateral received from counterparty		0.7	0.5
Corporate Credit Default Swaps | Automotive Sector
Schedule of Investments [Line Items]
Derivative maturity, term		5 years
Cash collateral received from counterparty			1.1
Notional amount		10
Corporate Credit Default Swaps | Technology Sector
Schedule of Investments [Line Items]
Number of derivative positions opened			2
Number of derivative positions closed			2
Upfront cash payment made when entering exposure position			0.2
Corporate Credit Default Swaps | Technology Sector | 2-year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term			2 years
Corporate Credit Default Swaps | Technology Sector | 4-year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term			4 years
Foreign Government Debt
Schedule of Investments [Line Items]
Treasury bills issued by the Australian government	$ 21.9	$ 10

Hybrid Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Hybrid Securities [Line Items]
Hybrid securities	$ 245.3	$ 264.6
Fixed maturities
Hybrid Securities [Line Items]
Hybrid securities	192.5	250.4
Fixed maturities | Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	176.1	234.9
Fixed maturities | Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	16.4	15.5
Equity securities | Nonredeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 52.8	$ 14.2

Composition of Fixed Maturities by Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Available for sale, cost
Less than one year	$ 1,432.3
One to five years	8,368.7
Five to ten years	1,426.3
Ten years or greater	146.6
Total	11,373.9
Available for sale, Fair value
Less than one year	1,462.2
One to five years	8,675
Five to ten years	1,484.7
Ten years or greater	152.2
Total	$ 11,774.1

Gross Unrealized losses by Major Security (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	$ 746.2	$ 1,578.4
Gross Unrealized Losses	(34)	(102.3)
Less than 12 Months Fair Value	440	932
Less than 12 Months Unrealized Losses	(10.3)	(39.9)
12 Months or Greater Fair Value	306.2	646.4
12 Months or Greater Unrealized Losses	(23.7)	(62.4)
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	628	1,344.3
Gross Unrealized Losses	(23.7)	(73.2)
Less than 12 Months Fair Value	339.3	715.8
Less than 12 Months Unrealized Losses	(2.1)	(13.1)
12 Months or Greater Fair Value	288.7	628.5
12 Months or Greater Unrealized Losses	(21.6)	(60.1)
Fixed maturities | State and local government obligations
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	162.8	93.6
Gross Unrealized Losses	(0.6)	(0.6)
Less than 12 Months Fair Value	123.1	79.5
Less than 12 Months Unrealized Losses	(0.5)	(0.5)
12 Months or Greater Fair Value	39.7	14.1
12 Months or Greater Unrealized Losses	(0.1)	(0.1)
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	128.2	262.7
Gross Unrealized Losses	(1)	(6.5)
Less than 12 Months Fair Value	128.2	137.3
Less than 12 Months Unrealized Losses	(1)	(4.6)
12 Months or Greater Fair Value	0	125.4
12 Months or Greater Unrealized Losses	0	(1.9)
Fixed maturities | Residential mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	149.2	308.7
Gross Unrealized Losses	(9.2)	(35.3)
Less than 12 Months Fair Value	40.2	34.4
Less than 12 Months Unrealized Losses	(0.6)	(2)
12 Months or Greater Fair Value	109	274.3
12 Months or Greater Unrealized Losses	(8.6)	(33.3)
Fixed maturities | Commercial mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	7.1	203.7
Gross Unrealized Losses	(0.1)	(5.5)
Less than 12 Months Fair Value	2.1	161.4
Less than 12 Months Unrealized Losses	0	(3.5)
12 Months or Greater Fair Value	5	42.3
12 Months or Greater Unrealized Losses	(0.1)	(2)
Fixed maturities | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	25	284.2
Gross Unrealized Losses	(0.1)	(1.3)
Less than 12 Months Fair Value	20.8	259.7
Less than 12 Months Unrealized Losses	0	(1)
12 Months or Greater Fair Value	4.2	24.5
12 Months or Greater Unrealized Losses	(0.1)	(0.3)
Fixed maturities | Redeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	155.7	191.4
Gross Unrealized Losses	(12.7)	(24)
Less than 12 Months Fair Value	24.9	43.5
Less than 12 Months Unrealized Losses	0	(1.5)
12 Months or Greater Fair Value	130.8	147.9
12 Months or Greater Unrealized Losses	(12.7)	(22.5)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	118.2	234.1
Gross Unrealized Losses	(10.3)	(29.1)
Less than 12 Months Fair Value	100.7	216.2
Less than 12 Months Unrealized Losses	(8.2)	(26.8)
12 Months or Greater Fair Value	17.5	17.9
12 Months or Greater Unrealized Losses	(2.1)	(2.3)
Equity securities | Nonredeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	0	19.5
Gross Unrealized Losses	0	(3.7)
Less than 12 Months Fair Value	0	19.5
Less than 12 Months Unrealized Losses	0	(3.7)
12 Months or Greater Fair Value	0	0
12 Months or Greater Unrealized Losses	0	0
Equity securities | Common equities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	118.2	214.6
Gross Unrealized Losses	(10.3)	(25.4)
Less than 12 Months Fair Value	100.7	196.7
Less than 12 Months Unrealized Losses	(8.2)	(23.1)
12 Months or Greater Fair Value	17.5	17.9
12 Months or Greater Unrealized Losses	$ (2.1)	$ (2.3)

Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Original Non-Credit Loss at Time Credit Impairment (Detail) (Fixed maturities, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	$ (45.1)	$ (45.8)
Residential mortgage-backed securities
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	(44.2)	(44.8)
Commercial mortgage-backed securities
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	$ (0.9)	$ (1)

OTTI Credit Losses Recognized in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning balance	$ 35.8		$ 39.8
Credit losses for which an OTTI was previously recognized	0.1		1.4
Credit losses for which an OTTI was not previously recognized	0.3		1.5
Reductions for securities sold/matured	(0.2)		0
Change in recoveries of future cash flows expected to be collected	(4)	[1],[2]	(5.4)	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	(4.3)	[3]	(1.5)	[3]
Ending balance	27.7		35.8
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning balance	34.5		32.3
Credit losses for which an OTTI was previously recognized	0.1		1.4
Credit losses for which an OTTI was not previously recognized	0.3		1.1
Reductions for securities sold/matured	0		0
Change in recoveries of future cash flows expected to be collected	(3.8)	[1],[2]	0.8	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	(4)	[3]	(1.1)	[3]
Ending balance	27.1		34.5
Commercial mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning balance	1.3		1
Credit losses for which an OTTI was previously recognized	0		0
Credit losses for which an OTTI was not previously recognized	0		0.4
Reductions for securities sold/matured	(0.2)		0
Change in recoveries of future cash flows expected to be collected	(0.2)	[1],[2]	0.3	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	(0.3)	[3]	(0.4)	[3]
Ending balance	0.6		1.3
Corporate debt securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning balance	0		6.5
Credit losses for which an OTTI was previously recognized	0		0
Credit losses for which an OTTI was not previously recognized	0		0
Reductions for securities sold/matured	0		0
Change in recoveries of future cash flows expected to be collected	0	[1],[2]	(6.5)	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	0	[3]	0	[3]
Ending balance	$ 0		$ 0

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $1.4 million and $2.0 million at December 31, 2012 and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.
[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

OTTI Credit Losses Recognized in Earnings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Change in recoveries of future cash flows expected to be collected	$ (4)	[1],[2]	$ (5.4)	[1],[2]
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Change in recoveries of future cash flows expected to be collected	(3.8)	[1],[2]	0.8	[1],[2]
Residential mortgage-backed securities | Actual Cash Flow Recovery
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Change in recoveries of future cash flows expected to be collected	$ 1.4		$ 2

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $1.4 million and $2.0 million at December 31, 2012 and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.

Components of Net Realized Gains (Losses) (Detail) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	$ 360.6	$ 255.1	$ 187.4
Gross realized losses on securities sales	(31.1)	(51.5)	(25.8)
Net realized gains (losses) on securities sales	329.5	203.6	161.6
Other-than-temporary impairment losses	(3.5)	(4.1)	(13.5)
Total net realized gains (losses) on securities	306.8	102.6	96.1
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	115.4	94.6	90.4
Gross realized losses on securities sales	(2.9)	(15)	(18.6)
Net realized gains (losses) on securities sales	112.5	79.6	71.8
Other-than-temporary impairment losses	(1.7)	(3.9)	(13)
Fixed maturities | U.S. government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	20.2	59.1	39.8
Gross realized losses on securities sales	(1.9)	(9.3)	(12.9)
Net realized gains (losses) on securities sales	18.3	49.8	26.9
Fixed maturities | State and local government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	15	3.5	10
Net realized gains (losses) on securities sales	15	3.5	10
Fixed maturities | Corporate And Other Debt Securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	58.1	23	30.3
Gross realized losses on securities sales	(0.6)	(3.5)	(0.5)
Net realized gains (losses) on securities sales	57.5	19.5	29.8
Fixed maturities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	1.2	2	0
Net realized gains (losses) on securities sales	1.2	2	0
Other-than-temporary impairment losses	(1.6)	(3.3)	(11.1)
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	19.3	0.3	1
Net realized gains (losses) on securities sales	19.3	0.3	1
Other-than-temporary impairment losses	(0.1)	(0.6)	(1.9)
Fixed maturities | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.9	2.1	0.8
Net realized gains (losses) on securities sales	0.9	2.1	0.8
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.7	4.6	8.5
Gross realized losses on securities sales	(0.4)	(2.2)	(5.2)
Net realized gains (losses) on securities sales	0.3	2.4	3.3
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	78.2	148.9	83.6
Gross realized losses on securities sales	(1.1)	0	0
Net realized gains (losses) on securities sales	77.1	148.9	83.6
Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	167	11.6	13.4
Gross realized losses on securities sales	(27.1)	(36.5)	(7.2)
Net realized gains (losses) on securities sales	139.9	(24.9)	6.2
Other-than-temporary impairment losses	(1.8)	(0.2)	(0.5)
Hybrid and Derivative Instruments and Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	(19.2)	(96.9)	(52)
Hybrid and Derivative Instruments and Litigation Settlements | Hybrid Preferred Stock
Gain (Loss) on Investments [Line Items]
Other gains (losses)	14.3	1.7	5.5
Hybrid and Derivative Instruments and Litigation Settlements | Derivative Instruments
Gain (Loss) on Investments [Line Items]
Other gains (losses)	(43.1)	(98.9)	(58.5)
Hybrid and Derivative Instruments and Litigation Settlements | Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	$ 9.6	$ 0.3	$ 1

Components of Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 443	$ 480	$ 520.1
Investment expenses	(15.4)	(13.5)	(11.9)
Net investment income	427.6	466.5	508.2
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	351.2	384.2	418.6
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	49.8	58	80.8
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	51.1	60	65.4
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	107.5	106.7	84.3
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	16.1	18.6	21.7
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	82.2	83.4	99.1
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	20.3	24.5	21.8
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	24.2	33	45.5
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	43.8	57.7	70.6
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	44.9	35.7	27.3
Short-term investments | Other Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 3.1	$ 2.4	$ 3.6

Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Balance Sheet - Fair Value	$ (95.5)		$ (75.4)
Income Statement - Net Realized Gain (Loss) on Securities	(43.1)		(98.9)		(58.5)
Designated as Hedging Instruments | Closed Positions | Ineffective Cash Flow Hedge
Derivative [Line Items]
Notional Value	31	[1]	15	[1]	223	[1]
Purpose	Manage interest rate risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0.6		0.3		5.8
Non-hedging Instruments | Closed Positions | Corporate Credit Default Swaps
Derivative [Line Items]
Notional Value	25	[1]	10	[1]	25	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	(1)		0.5		(0.2)
Non-hedging Instruments | Closed Positions | Interest Rate Swaps
Derivative [Line Items]
Notional Value	0	[1]	350	[1]	0	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		(25.5)		0
Non-hedging Instruments | Assets | Corporate Credit Default Swaps | Fixed maturities
Derivative [Line Items]
Notional Value	0	[1]	25	[1]	35	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		0.7
Income Statement - Net Realized Gain (Loss) on Securities	0		(0.2)		2.5
Non-hedging Instruments | Liabilities | Interest Rate Swaps | Other Liabilities
Derivative [Line Items]
Notional Value	1,263	[1]	1,263	[1]	713	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	(95.5)		(76.1)
Income Statement - Net Realized Gain (Loss) on Securities	$ (42.7)		$ (74)		$ (66.6)

[1]	The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.

Composition of Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value Measurements [Line Items]
Portfolio	$ 16,475.5	[1],[2]	$ 15,963	[1],[2]
Debt	2,394.4		2,664.7	[3]
Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	11,774.1		11,759.3
Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	374.7		373.9
Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	129.7		131.3
Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	66.7		68.1
Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	178.3		174.5
Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	7,973.9		7,861.3
Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	2,896.5		2,963
Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	1,964.4		2,002.1
Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	3,113		2,896.2
Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	3,425.5		3,524.1
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	428.2		426.9
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,048.7		1,876.6
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	948.6		1,220.6
Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	812.4		806.3
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	786		753.3
Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	26.4		53
Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	1,899		1,845.6
Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	1,887		1,834.1
Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	12		11.5
Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	14,485.5		14,411.2
Short-term investments
Fair Value Measurements [Line Items]
Portfolio	1,990		1,551.8	[3]
Fair Value, Inputs, Level 1
Fair Value Measurements [Line Items]
Portfolio	6,723
Debt	0
Fair Value, Inputs, Level 1 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	2,896.5		2,987.1
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	0		24.1
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	0		24.1
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	2,896.5		2,963
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	2,896.5		2,963
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	259.6		227.9
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	259.6		227.9
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	1,887		1,834.1
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	1,887		1,834.1
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	5,043.1		5,049.1
Fair Value, Inputs, Level 1 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	1,679.9
Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Portfolio	9,637.8
Debt	2,394.4
Fair Value, Inputs, Level 2 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	8,806.8		8,686
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	374.7		349.8
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	129.7		107.2
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	66.7		68.1
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	178.3		174.5
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	5,077.4		4,898.3
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	1,964.4		2,002.1
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	3,113		2,896.2
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	3,354.7		3,437.9
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	382.7		364.6
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,023.4		1,855.3
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	948.6		1,218
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	520.9		578.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	494.5		525.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	26.4		53
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	9,327.7		9,264.4
Fair Value, Inputs, Level 2 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	310.1
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Portfolio	114.7
Debt	0
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	70.8		86.2
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	70.8		86.2
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	45.5		62.3
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	25.3		21.3
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		2.6
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	31.9		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	31.9		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	12		11.5
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	12		11.5
Fair Value, Inputs, Level 3 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	114.7		97.7
Fair Value, Inputs, Level 3 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	0
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value Measurements [Line Items]
Portfolio	15,138.2		14,912.2
Debt	2,063.1		2,442.1	[3]
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	11,373.9		11,455.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	356.9		379.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	110.7		124.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	64.9		70.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	181.3		184.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	7,703.7		7,582.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	2,806.4		2,842.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	1,914.4		1,938.6
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	2,982.9		2,801.5
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	3,313.3		3,493.6
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	413.4		452.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,963.9		1,829.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	936		1,210.9
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	404		473.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	383.3		433.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	20.7		40
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	1,370.3		1,431
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	1,367.2		1,427.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	3.1		3.7
Carrying (Reported) Amount, Fair Value Disclosure | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	13,148.2		13,360.4
Carrying (Reported) Amount, Fair Value Disclosure | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	$ 1,990		$ 1,551.8	[3]

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.
[3]	Under the prior accounting guidance, fair value hierarchies were not required.

Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Fair Value, Inputs, Level 1	Dec. 31, 2012 Fair Value, Inputs, Level 1 Vendor Quoted Pricing	Dec. 31, 2011 Fair Value, Inputs, Level 1 Vendor Quoted Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 2	Dec. 31, 2012 Fair Value, Inputs, Level 2 Vendor Quoted Pricing	Dec. 31, 2011 Fair Value, Inputs, Level 2 Vendor Quoted Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 2 Dealer Quoted Pricing	Dec. 31, 2011 Fair Value, Inputs, Level 2 Dealer Quoted Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 3	Dec. 31, 2012 Fair Value, Inputs, Level 3 Fixed maturities Internal Pricing Investment	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fixed maturities Internal Pricing Investment	Dec. 31, 2012 Redeemable preferred stocks Fixed maturities Investment	Dec. 31, 2011 Nonredeemable preferred stocks Equity securities Investment	Dec. 31, 2012 Nonredeemable preferred stocks Fair Value, Inputs, Level 3 Equity securities Internal Pricing Investment	Dec. 31, 2012 Common equities Fair Value, Inputs, Level 3 Equity securities Internal Pricing Investment	Dec. 31, 2011 Common equities Fair Value, Inputs, Level 3 Equity securities Internal Pricing Investment
Fair Value Measurements [Line Items]
Transferred out of Level 1 into Level 2																$ 25	$ 44.2
Number of security transferred out of Level 1 into Level 2																1	1
Quoted prices percentage of fair value assets	100.00%	[1],[2]	100.00%	[1],[2]		57.00%	59.00%		98.00%	96.00%	2.00%	4.00%
Portfolio	$ 16,475.5	[1],[2]	$ 15,963	[1],[2]	$ 6,723			$ 9,637.8					$ 114.7		$ 0.5			$ 31.9	$ 11.2	$ 10.2
Number of securities														0	2			1	1	1

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.

Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	$ 97.7		$ 170.5
Calls/ Maturities/ Paydowns	(23.8)		(22.4)
Purchases	28.5		0
Sales	0		(27.9)
Net Realized (Gain)/Loss on Sales	0		(0.6)
Change in Valuation	12.3		(6.5)
Net Transfers In (Out)	0		(15.4)	[1]
Ending Fair value	114.7		97.7
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	86.2		158.7
Calls/ Maturities/ Paydowns	(23.6)		(22.4)
Purchases	0		0
Sales	0		(27.9)
Net Realized (Gain)/Loss on Sales	0		(0.6)
Change in Valuation	8.2		(6.2)
Net Transfers In (Out)	0		(15.4)	[1]
Ending Fair value	70.8		86.2
Fixed maturities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	0		29.5
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	0		(27.9)
Net Realized (Gain)/Loss on Sales	0		(0.6)
Change in Valuation	0		(1)
Net Transfers In (Out)	0		0	[1]
Ending Fair value	0		0
Fixed maturities | Asset-backed Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	86.2		129.2
Calls/ Maturities/ Paydowns	(23.6)		(22.4)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	8.2		(5.2)
Net Transfers In (Out)	0		(15.4)	[1]
Ending Fair value	70.8		86.2
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	62.3		96.7
Calls/ Maturities/ Paydowns	(17.3)		(19.5)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	0.5		0.5
Net Transfers In (Out)	0		(15.4)	[1]
Ending Fair value	45.5		62.3
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	21.3		27.5
Calls/ Maturities/ Paydowns	(3.7)		(0.3)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	7.7		(5.9)
Net Transfers In (Out)	0		0	[1]
Ending Fair value	25.3		21.3
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	2.6		5
Calls/ Maturities/ Paydowns	(2.6)		(2.6)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	0		0.2
Net Transfers In (Out)	0		0	[1]
Ending Fair value	0		2.6
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	0	[2]	0
Calls/ Maturities/ Paydowns	0	[2]	0
Purchases	28.5	[2]	0
Sales	0	[2]	0
Net Realized (Gain)/Loss on Sales	0	[2]	0
Change in Valuation	3.4	[2]	0
Net Transfers In (Out)	0	[2]	0	[1]
Ending Fair value	31.9	[2]	0	[2]
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	11.5		11.8
Calls/ Maturities/ Paydowns	(0.2)		0
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	0.7		(0.3)
Net Transfers In (Out)	0		0	[1]
Ending Fair value	$ 12		$ 11.5

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.
[2]	The $3.4 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

Summary of Changes in Fair Value Associated With Level 3 Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2011 Residential mortgage-backed securities Fixed maturities Asset-backed Securities	Dec. 31, 2012 Financials Nonredeemable preferred stocks Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized gains on hybrid security	$ 10	[1],[2],[3]	$ 0.3	[1],[2],[3]		$ 3.4
Transferred out of Level 3 into Level 2					$ (15.4)

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).
[2]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.

Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Fair Value, Inputs, Level 3	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Fixed maturities Investment	Dec. 31, 2011 Internal Pricing Fair Value, Inputs, Level 3 Fixed maturities Investment	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Nonredeemable preferred stocks Investment	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Nonredeemable preferred stocks Financials	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Common equities Investment	Dec. 31, 2011 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Common equities Investment	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Common equities Other risk investments	Dec. 31, 2012 External Pricing Fair Value, Inputs, Level 3 Fixed maturities	Dec. 31, 2012 External Pricing Fair Value, Inputs, Level 3 Fixed maturities Asset-backed Securities Residential mortgage-backed securities Prepayment rate sixteen percent Investment		Dec. 31, 2012 External Pricing Fair Value, Inputs, Level 3 Fixed maturities Asset-backed Securities Commercial mortgage-backed securities Prepayment rate zero percent Investment		Dec. 31, 2012 Subtotal Level 3 Securities Fair Value, Inputs, Level 3	Dec. 31, 2012 Third Party Pricing Exemption Securities Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 16,475.5	[1],[2]	$ 15,963	[1],[2]	$ 114.7		$ 0.5	$ 31.9	$ 31.9	$ 11.2	$ 10.2	$ 11.2	$ 25.5	$ 0.2		$ 25.3		$ 68.6	$ 46.1	[3]
Valuation Technique									Multiple of tangible net book value			Discounted consolidated equity		External vendor		External vendor
Unobservable Input, prepayment rate														16.00%	[4]	0.00%	[5]
Number of securities						0	2	1		1	1			1		3
Unobservable Input, price to book ratio multiple									1.9
Unobservable Input, discount for lack of marketability												20.00%

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.
[4]	Assumes that one security has 16% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[5]	Assumes that three securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.

Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Carrying Value	$ 2,063.1	[1]	$ 2,442.1	[1]
Fair Value	2,394.4		2,664.7
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Carrying Value	0		350
Fair Value	0		350.5
7% Notes due 2013
Debt Instrument [Line Items]
Carrying Value	149.9		149.7
Fair Value	157.1		162.4
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value	497.3		497
Fair Value	549.1		525.3
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	295.2		295
Fair Value	385		364.4
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value	394.5		394.4
Fair Value	513.5		492.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value	726.2		756
Fair Value	$ 789.7		$ 769.7

[1]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.

Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt instrument, outstanding	$ 2,081.2
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Debt instrument, face amount	350	350
7% Notes due 2013
Debt Instrument [Line Items]
Debt instrument, face amount	150	150
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Debt instrument, face amount	500	500
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Debt instrument, face amount	300	300
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Debt instrument, face amount	400	400
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Debt instrument, face amount	1,000	1,000
Debt instrument, outstanding	$ 731.2	$ 762.1

Debt - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Upper Limit	Dec. 31, 2012 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2012 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Three Month LIBOR	Jan. 31, 2012 6.375% Senior Notes due 2012	Oct. 31, 2013 7% Notes due 2013 Notes scheduled to be paid in 2013
Debt Instrument [Line Items]
Debt interest payments	Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the "6.70% Debentures") will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly.
Interest payment frequency	Payable semiannually
Basis points								2.02%
Unissued common shares reserve				250,000,000
Fixed interest rate term						10 years
Payment of debt	$ 350,000,000	$ 0	$ 0						$ 350,000,000	$ 150,000,000
Repurchase of debt, face amount					30,900,000	15,000,000	222,900,000
Gains (losses) on extinguishments of debt	(1,800,000)	(100,000)	6,400,000		(1,800,000)	(100,000)
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	600,000	300,000			600,000	300,000	5,800,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), initial borrowing capacity	125,000,000	125,000,000
Consideration paid for revolving agreement	$ 0	$ 25,000

Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2001 6.375% Senior Notes due 2012	Dec. 31, 2012 6.375% Senior Notes due 2012	Dec. 31, 2011 3.75% Senior Notes due 2021	Dec. 31, 2012 3.75% Senior Notes due 2021	Dec. 31, 1999 6 5/8% Senior Notes due 2029	Dec. 31, 2012 6 5/8% Senior Notes due 2029	Dec. 31, 2002 6.25% Senior Notes due 2032	Dec. 31, 2012 6.25% Senior Notes due 2032	Dec. 31, 2007 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2012 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ 18.4		$ (5.1)		$ (4.2)		$ 5.1		$ 34.4
Unamortized Balance		$ 0		$ (4.5)		$ (3.4)		$ 4.3		$ 13

Aggregate Principal Payments On Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Outstanding [Line Items]
2013	$ 150
2014	0
2015	0
2016	0
2017	0
Thereafter	1,931.2
Total	$ 2,081.2

Components of Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current tax provision	$ 424.8	$ 440.2	$ 433.9
Deferred tax expense (benefit)	(9.4)	31.3	63
Total income tax provision	$ 415.4	$ 471.5	$ 496.9

Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income before income taxes	$ 1,317.7	$ 1,487	$ 1,565.2
Tax at statutory rate	461.2	520.5	547.8
Exempt interest income	(14.7)	(17.5)	(19.4)
Dividends received deduction	(18.2)	(18.2)	(17.2)
Tax credits	0	(9.1)	0
Tax-deductible dividends	(11.9)	(3.8)	(13)
Other items, net	(1)	(0.4)	(1.3)
Total income tax provision	$ 415.4	$ 471.5	$ 496.9
Tax at statutory rate	35.00%	35.00%	35.00%
Exempt interest income	(1.00%)	(1.00%)	(1.00%)
Dividends received deduction	(1.00%)	(1.00%)	(1.00%)
Tax credits	0.00%	(1.00%)	0.00%
Tax-deductible dividends	(1.00%)	0.00%	(1.00%)
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	32.00%	32.00%	32.00%

Components of Net Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Unearned premiums reserve	$ 344.3	$ 319.1
Investment basis differences	208.3	246.1
Non-deductible accruals	191.6	172.1
Loss and loss adjustment expense reserves	107.3	113.6
Other	3.9	5.2
Deferred tax liabilities:
Net unrealized gains on securities	(464.5)	(367.7)
Hedges on forecasted transactions	(3.3)	(4.3)
Deferred acquisition costs	(152.1)	(151.8)
Property and equipment	(103.6)	(109.9)
Prepaid expenses	(12.2)	(16.1)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(4.5)
Net deferred tax asset	$ 109.4	$ 196

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net taxes recoverable		$ 12
Net taxes payable current	17.9
Provision for income taxes	415.4	471.5	496.9
Interest Expense or Benefit
Income Taxes [Line Items]
Provision for income taxes	$ 0	$ 0	$ 0

Activity in Loss and loss Adjustment Expense Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Balance at beginning of period	$ 7,245.8	$ 7,071	$ 6,653
Less reinsurance recoverables on unpaid losses	785.7	704.1	529.4
Net balance at beginning of period	6,460.1	6,366.9	6,123.6
Incurred related to:
Current year	11,926	10,876.8	10,451.7
Prior years	22	(242)	(320.4)
Total incurred	11,948	10,634.8	10,131.3
Paid related to:
Current year	7,895.3	7,289.3	6,841
Prior years	3,536.5	3,252.3	3,047
Total paid	11,431.8	10,541.6	9,888
Net balance at ending of period	6,976.3	6,460.1	6,366.9
Plus reinsurance recoverables on unpaid losses	862.1	785.7	704.1
Balance at ending of period	$ 7,838.4	$ 7,245.8	$ 7,071

Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Insurance Reserves [Line Items]
Prior years reserve development	$ 22	$ (242)	$ (320.4)
Personal Lines
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves		70.00%	70.00%
Personal Lines | Agency Channel
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves		25.00%
Personal Lines | Direct Channel
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves		75.00%
Accident Year 2009
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves			70.00%

Effect of Reinsurance on Premiums Written and Earned (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct premiums written	$ 16,558.8	$ 15,333.1	$ 14,700
Ceded written	(186.1)	(186.5)	(223.2)
Net premiums written	16,372.7	15,146.6	14,476.8
Direct premiums earned	16,207.6	15,107.5	14,519.2
Ceded earned	(189.6)	(204.7)	(204.4)
Net premiums earned	$ 16,018	$ 14,902.8	$ 14,314.8

Reinsurance - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance ceded	$ 230.7	$ 219.7	$ 312.7
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	98.00%	94.00%	82.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association And North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	80.00%	80.00%	70.00%

Prepaid Reinsurance Premiums and Reinsurance Recoverables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 66.3	$ 69.8
Percentage of Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables	901	818
Percentage of Reinsurance Recoverables	100.00%	100.00%
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	60.3	53.1
Percentage of Prepaid Reinsurance Premiums	91.00%	76.00%
Reinsurance Recoverables	856.1	760.2
Percentage of Reinsurance Recoverables	95.00%	93.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	25.4	21.4
Percentage of Prepaid Reinsurance Premiums	38.00%	31.00%
Reinsurance Recoverables	739.2	650.4
Percentage of Reinsurance Recoverables	82.00%	80.00%
State Reinsurance Plan | North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	19.5	19
Percentage of Prepaid Reinsurance Premiums	30.00%	27.00%
Reinsurance Recoverables	50.6	51.4
Percentage of Reinsurance Recoverables	6.00%	6.00%
State Reinsurance Plan | Commercial Auto Insurance Procedures Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	15.4	12.7
Percentage of Prepaid Reinsurance Premiums	23.00%	18.00%
Reinsurance Recoverables	66.3	58.4
Percentage of Reinsurance Recoverables	7.00%	7.00%
Non-State Reinsurance Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	6	16.7
Percentage of Prepaid Reinsurance Premiums	9.00%	24.00%
Reinsurance Recoverables	$ 44.9	$ 57.8
Percentage of Reinsurance Recoverables	5.00%	7.00%

Statutory Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Consolidated statutory policyholders' surplus	$ 5,605.2	$ 5,269.2
Statutory net income	808.3	1,001.7	1,049.1
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	501.9
Aggregate cash dividends paid to the parent company by subsidiaries	782.2
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 975.5

Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2009	Dec. 31, 2012 Person		Dec. 31, 2011 Person		Dec. 31, 2010
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held		27,200,000
Postemployment benefits liability		22		20.8
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares available for future awards		15,624,677	[1],[2]	18,141,922	[1],[2]	20,328,180	[1],[2]
Aggregate fair value of the restricted equity awards that vested during the period		57.7		31.3		24.3
Deferred liability awards vested		246,200
Employee Stock Option
Employee Benefits Disclosure [Line Items]
Total pretax intrinsic value of options exercised				15.2		40.8
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares available for future awards		570,138	[3]	663,095	[3]	757,201	[3]
Requisite service period, minimum		6 months 1 day
Vesting period of grants to date		11 months
Total pretax intrinsic value of options exercised and restricted stock vested		2.5		3.3		5.1
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan		11,100,000
2003 Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		18,700,000
Shares available for future awards		2,400,000
2010 Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		18,000,000
Shares available for future awards		13,200,000
2003 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		1,400,000
Shares available for future awards		600,000
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Number of employees, approximately		125
Performance Based Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Number of employees, approximately		40		40
Performance-based awards vesting range	Either vest or be forfeited in full (i.e., no partial vesting).
Performance-based awards granted vesting target percentage						100.00%
Performance Based Restricted Equity Awards | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount						200.00%
Performance Based Restricted Equity Awards | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount						0.00%
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions		66.5		64.1		61.3
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan		6.00%

[1]	Represents shares available under the 2003 Incentive Plan and the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 2,438,119 shares thereunder are no longer available for future issuance, however dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.
[2]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[3]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Amounts Charged to Income for employees Incentive Compensation Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 207	$ 196.1	$ 257.3
After Tax	134.6	127.5	167.2
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax	63.4	50.5	45.9
After Tax	$ 41.2	$ 32.8	$ 29.8

Summary of All Employee Restricted Equity Award Activity (Detail) (Employee Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Employee Restricted Equity Awards
Number of Shares
Beginning of year	12,296,847	[1],[2],[3]	11,681,826	[1],[2],[3]	10,614,016	[1]
Add (deduct):
Granted	2,680,229	[1],[4]	2,483,461	[1],[4]	2,841,400	[1],[4]
Vested	(3,188,111)	[1]	(1,571,237)	[1]	(1,337,647)	[1]
Forfeited	(162,984)	[1]	(297,203)	[1]	(435,943)	[1]
End of year	11,625,981	[1],[2],[3]	12,296,847	[1],[2],[3]	11,681,826	[1],[2],[3]
Available, end of year	15,624,677	[1],[5]	18,141,922	[1],[5]	20,328,180	[1],[5]
Weighted Average Grant Date Fair Value
Beginning of year	$ 16.86	[2],[3]	$ 16.55	[2],[3]	$ 17.04
Granted	$ 19.11	[4]	$ 20.03	[4]	$ 17.5	[4]
Vested	$ 15.23		$ 19.88		$ 22.72
Forfeited	$ 17.93		$ 15.41		$ 15.58
End of year	$ 17.8	[2],[3]	$ 16.86	[2],[3]	$ 16.55	[2],[3]

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[2]	At December 31, 2012, the number of shares included 3,393,981 performance-based awards at their target amounts. We expect 4,404,766 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.
[3]	At December 31, 2012, the total unrecognized compensation cost related to unvested equity awards was $86.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.
[4]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2012, 2011, and 2010, the number granted includes 440,029, 55,288, and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
[5]	Represents shares available under the 2003 Incentive Plan and the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 2,438,119 shares thereunder are no longer available for future issuance, however dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.

Summary of All Employee Restricted Equity Award Activity (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Employee Restricted Equity Awards Y		Dec. 31, 2011 Employee Restricted Equity Awards		Dec. 31, 2010 Employee Restricted Equity Awards		Dec. 31, 2012 Employee Restricted Equity Awards Dividend Equivalent Units	Dec. 31, 2011 Employee Restricted Equity Awards Dividend Equivalent Units	Dec. 31, 2010 Employee Restricted Equity Awards Dividend Equivalent Units	Dec. 31, 2012 Employee Restricted Equity Awards Performance Based Restricted Equity Awards	Jan. 31, 2013 Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units	2,680,229	[1],[2]	2,483,461	[1],[2]	2,841,400	[1],[2]	440,029	55,288	134,644
Weighted average grant date fair value	$ 19.11	[2]	$ 20.03	[2]	$ 17.5	[2]	$ 0	$ 0	$ 0
Equity awards target amount										3,393,981
Equity awards to vest										4,404,766
Unrecognized compensation cost related to unvested equity awards	$ 86.3
Period of recognition of compensation expense related to unvested equity awards (years)	2.2
Shares reserved under expired plan											2,438,119

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[2]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2012, 2011, and 2010, the number granted includes 440,029, 55,288, and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

Summary of all Employee Stock Option Activity (Detail) (Employee Stock Option, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Option
Number of Shares
Beginning of year	1,916,416	5,102,888
Antidilution adjustment		97,387	[1]
Deduct:
Exercised	(1,913,552)	(3,283,859)
Forfeited	(2,864)	0
End of year	0	1,916,416
Exercisable, end of year	0	1,916,416
Weighted Average Exercise Price
Beginning of year	$ 11.31	$ 9.31
Exercised	$ 11.31	$ 7.87
Forfeited	$ 11.28	$ 0
End of year	$ 0	$ 11.31
Exercisable, end of year	$ 0	$ 11.31

[1]	During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

Summary of all Employee Stock Option Activity (Parenthetical) (Detail) (Employee Stock Option, USD $)	12 Months Ended
Dec. 31, 2010
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extraordinary cash dividends declared Per common share	$ 1

Summary of all Directors' Restricted Stock Activity (Detail) (Non Employee Director Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Non Employee Director Restricted Equity Awards
Number of Shares
Beginning of year	94,106		109,545		118,984
Add (deduct):
Granted	92,957		94,106		112,670
Vested	(94,106)		(109,545)		(122,109)
End of year	92,957		94,106		109,545
Available, end of year	570,138	[1]	663,095	[1]	757,201	[1]
Weighted Average Grant Date Fair Value
Beginning of year	$ 21.8		$ 20.86		$ 15.79
Granted	$ 21.41		$ 21.8		$ 20.75
Vested	$ 21.8		$ 20.86		$ 15.82
End of year	$ 21.41		$ 21.8		$ 20.86

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Summary of all Stock Option Activity for both Current and Former Directors (Detail) (Non Employee Director Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Non Employee Director Stock Option
Number of Shares
Beginning of year	36,237		120,125		312,545
Antidilution adjustment					5,787	[1]
Deduct:
Exercised	(36,237)		(83,888)		(198,207)
End of year	0		36,237		120,125
Exercisable, end of year	0	[2]	36,237	[2]	120,125	[2]
Weighted Average Exercise Price
Beginning of year	$ 12.51		$ 10.34		$ 8.46
Exercised	$ 12.51		$ 9.41		$ 7.07
End of year	$ 0		$ 12.51		$ 10.34
Exercisable, end of year	$ 0	[2]	$ 12.51	[2]	$ 10.34	[2]

[1]	During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.
[2]	The 1998 Directors' Stock Option Plan has expired.

Summary of all Stock Option Activity for both Current and Former Directors (Parenthetical) (Detail) (Non Employee Director Stock Option, USD $)	12 Months Ended
Dec. 31, 2010
Non Employee Director Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extraordinary cash dividends declared Per common share	$ 1

Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 126.7		$ 101.4
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	53.3	[1]	35.2	[1]
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 73.4		$ 66.2

[1]	Includes 1.3 million and 0.7 million common shares as of December 31, 2012 and 2011, respectively, to be distributed in common shares.

Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Parenthetical) (Detail) (Progressive common shares) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares held in Deferral Plan Irrevocable Grantor Trust account to be distributed in-kind	1.3	0.7

Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation	$ 94.4	$ 88.5	$ 83.1
Underwriting Operations Segment | Personal Lines | Agency Channel | Lower Limit
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages	35,000

Operating Results (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 17,083.9		$ 15,774.6		$ 15,215.5
Pretax Profit (Loss)	1,317.7		1,487		1,565.2
Underwriting Operations Segment
Segment Reporting Information [Line Items]
Revenues	16,018		14,902.8		14,314.8
Pretax Profit (Loss)	708.9		1,047.3		1,083.5
Underwriting Operations Segment | Personal Lines
Segment Reporting Information [Line Items]
Revenues	14,368.1	[1]	13,431.1	[1]	12,826.9	[1]
Pretax Profit (Loss)	628.4	[1]	919.3	[1]	892.1	[1]
Underwriting Operations Segment | Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Revenues	8,103.9		7,627.4		7,419.7
Pretax Profit (Loss)	338.9		564.9		601
Underwriting Operations Segment | Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Revenues	6,264.2		5,803.7		5,407.2
Pretax Profit (Loss)	289.5		354.4		291.1
Underwriting Operations Segment | Commercial Auto
Segment Reporting Information [Line Items]
Revenues	1,649		1,467.1		1,474.2
Pretax Profit (Loss)	86.3		133.5		185
Underwriting Operations Segment | Other Indemnity
Segment Reporting Information [Line Items]
Revenues	0.9		4.6		13.7
Pretax Profit (Loss)	(5.8)		(5.5)		6.4
Fees and Other Revenues
Segment Reporting Information [Line Items]
Revenues	281.8	[2]	266.5	[2]	252.2	[2]
Service Businesses
Segment Reporting Information [Line Items]
Revenues	36.1		22.8		25.9
Pretax Profit (Loss)	0		3.4		4.5
Investments
Segment Reporting Information [Line Items]
Revenues	749.8	[3]	582.6	[3]	616.2	[3]
Pretax Profit (Loss)	734.4	[3]	569.1	[3]	604.3	[3]
Gains (losses) on extinguishment of debt
Segment Reporting Information [Line Items]
Revenues	(1.8)		(0.1)		6.4
Pretax Profit (Loss)	(1.8)		(0.1)		6.4
Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (123.8)		$ (132.7)		$ (133.5)

[1]	Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in both 2012 and 2011, and 90% in 2010; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2]	Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[3]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Operating Results (Parenthetical) (Detail) (Underwriting Operations Segment, Personal Auto, Personal Lines)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Underwriting Operations Segment | Personal Auto | Personal Lines
Segment Reporting Information [Line Items]
Personal auto insurance percentage of the total personal lines segment net premiums earned	91.00%	91.00%	90.00%

Underwriting Margins and Combined Ratios for our Underwriting Operations (Detail) (Underwriting Operations Segment)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Underwriting Margin	4.40%	7.00%	7.60%
Combined Ratio	95.60%	93.00%	92.40%
Personal Lines
Segment Reporting Information [Line Items]
Underwriting Margin	4.40%	6.80%	7.00%
Combined Ratio	95.60%	93.20%	93.00%
Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	4.20%	7.40%	8.10%
Combined Ratio	95.80%	92.60%	91.90%
Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	4.60%	6.10%	5.40%
Combined Ratio	95.40%	93.90%	94.60%
Commercial Auto
Segment Reporting Information [Line Items]
Underwriting Margin	5.20%	9.10%	12.50%
Combined Ratio	94.80%	90.90%	87.50%

Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net unrealized gains (losses) on securities, pretax:
Net non-credit related OTTI losses, adjusted for valuation changes, pretax	$ 7.9		$ (5.5)		$ 21.4
Change in net unrealized gains (losses) on securities, pretax	276.8		(130)		518.6
Net unrealized gains (losses) on forecasted transactions, pretax:
Net unrealized gains (losses) on forecasted transactions arising during period, pretax	0	[1]	(5.1)	[1]	0	[1]
Reclassification adjustment for amounts realized in net income, pretax	(2.8)	[1],[2]	(5.3)	[1],[2]	(10.6)	[1],[2]
Change in net unrealized gains on forecasted transactions, pretax	(2.8)		(10.4)		(10.6)
Foreign currency translation adjustment, pretax	0.6		0.2		1.2
Other comprehensive income (loss), pretax	274.6		(140.2)		509.2
Net unrealized gains (losses) securities, tax (provision) benefit
Net non-credit related OTTI losses, adjusted for valuation changes, tax (provision) benefit	(2.8)		1.9		(7.5)
Change in net unrealized gains (losses) on securities, tax (provision) benefit	(96.9)		45.5		(181.5)
Net unrealized gains (losses) on forecasted transactions, tax (provision) benefit:
Net unrealized gains (losses) on forecasted transactions arising during period, tax (provision) benefit	0	[1]	1.8	[1]	0	[1]
Reclassification adjustment for amounts realized in net income, tax (provision) benefit	1	[1],[2]	1.8	[1],[2]	3.7	[1],[2]
Change in net unrealized gains on forecasted transactions, tax (provison) benefit	1		3.6		3.7
Foreign currency translation adjustment, tax (provision) benefit	(0.2)		(0.1)		(0.9)
Other comprehensive income (loss), tax (provision) benefit	(96.1)		49		(178.7)
Net unrealized gains (losses) on securities, after tax:
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	5.1		(3.6)		13.9
Change in net unrealized gains (losses) on securities, after tax	179.9		(84.5)		337.1
Net unrealized gains (losses) on forecasted transactions, after tax:
Net unrealized gains (losses) on forecasted transactions arising during period, after tax	0	[1]	(3.3)	[1]	0	[1]
Reclassification adjustment for amounts realized in net income, after tax	(1.8)	[1],[2]	(3.5)	[1],[2]	(6.9)	[1],[2]
Change in net unrealized gains on forecasted transactions, after tax	(1.8)		(6.8)		(6.9)
Foreign currency translation adjustment, after tax	0.4		0.1		0.3
Other comprehensive income (loss), after tax	178.5		(91.2)		330.5
Fixed maturities
Net unrealized gains (losses) on securities, pretax:
Net unrealized gains (losses) on securities arising during period, pretax	165		132.9		302.9
Reclassification adjustment for (gains) losses realized in net income, pretax	(75.9)		(47.4)		46.3
Net unrealized gains (losses) securities, tax (provision) benefit
Net unrealized gains (losses) on securities arising during period, tax (provision) benefit	(57.7)		(46.5)		(106)
Reclassification adjustment for (gains) losses realized in net income, tax (provision) benefit	26.6		16.6		(16.2)
Net unrealized gains (losses) on securities, after tax:
Net unrealized gains (losses) on securities arising during period, after tax	107.3		86.4		196.9
Reclassification adjustment for (gains) losses realized in net income, after tax	(49.3)		(30.8)		30.1
Equity securities
Net unrealized gains (losses) on securities, pretax:
Net unrealized gains (losses) on securities arising during period, pretax	323		(57.5)		241.7
Reclassification adjustment for (gains) losses realized in net income, pretax	(143.2)		(152.5)		(93.7)
Net unrealized gains (losses) securities, tax (provision) benefit
Net unrealized gains (losses) on securities arising during period, tax (provision) benefit	(113.1)		20.1		(84.6)
Reclassification adjustment for (gains) losses realized in net income, tax (provision) benefit	50.1		53.4		32.8
Net unrealized gains (losses) on securities, after tax:
Net unrealized gains (losses) on securities arising during period, after tax	209.9		(37.4)		157.1
Reclassification adjustment for (gains) losses realized in net income, after tax	$ (93.1)		$ (99.1)		$ (60.9)

[1]	Entered into for the purpose of managing interest rate risk associated with our debt issuances.
[2]	We expect to reclassify $2.2 million (pretax) into income during the next 12 months. During 2012, 2011, and 2010, we reclassified $0.6 million, $0.3 million, and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 - Debt for further discussion).

Components of Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Comprehensive Income Loss [Line Items]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	$ 0.6	$ 0.3
Pre Tax
Components Of Other Comprehensive Income Loss [Line Items]
Net unrealized gains on forecasted transactions, expected to reclassify into income within the next 12 months	2.2
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	$ 0.6	$ 0.3	$ 5.8

Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
2013	$ 47.1
2014	38.8
2015	29.6
2016	18.2
2017	8.3
Thereafter	9.5
Total	$ 151.5

Expenses Incurred for Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Expense	$ 71.9	$ 80.8	$ 96.7

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Minimum commitment under noncancelable purchase obligations	$ 246.7